UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (210) 912-2100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Mutual Beacon Fund
Class A [TEBIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$114	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Beacon Fund returned 25.28%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
Franklin Mutual Beacon Fund	PAGE 1	476-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	25.28	9.74	9.55
Class A (with sales charge)	18.38	8.51	8.93
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%
Franklin Mutual Beacon Fund	PAGE 2	476-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	476-ATSR-0226

Franklin Mutual Beacon Fund
Class C [TEMEX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$197	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Beacon Fund returned 24.30%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
Franklin Mutual Beacon Fund	PAGE 1	576-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	24.30	8.92	8.72
Class C (with sales charge)	23.30	8.92	8.72
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	576-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	576-ATSR-0226

Franklin Mutual Beacon Fund
Class R
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$142	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Beacon Fund returned 24.97%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
Franklin Mutual Beacon Fund	PAGE 1	876-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	24.97	9.47	9.28
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	876-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	876-ATSR-0226

Franklin Mutual Beacon Fund
Class R6 [FMBRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$81	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Beacon Fund returned 25.57%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
Franklin Mutual Beacon Fund	PAGE 1	376-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	25.57	10.07	9.89
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	376-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	376-ATSR-0226

Franklin Mutual Beacon Fund
Class Z [BEGRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$86	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Beacon Fund returned 25.57%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
Franklin Mutual Beacon Fund	PAGE 1	76-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	25.57	10.01	9.83
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Beacon Fund	PAGE 2	76-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Beacon Fund	PAGE 3	76-ATSR-0226

Franklin Mutual Global Discovery Fund
Class A [TEDIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$134	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Global Discovery Fund returned 23.37%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery Fund	PAGE 1	477-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	23.37	11.97	8.65
Class A (with sales charge)	16.57	10.71	8.04
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%
Franklin Mutual Global Discovery Fund	PAGE 2	477-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	477-ATSR-0226

Franklin Mutual Global Discovery Fund
Class C [TEDSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$217	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Global Discovery Fund returned 22.44%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery Fund	PAGE 1	577-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	22.44	11.14	7.83
Class C (with sales charge)	21.44	11.14	7.83
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	577-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	577-ATSR-0226

Franklin Mutual Global Discovery Fund
Class R [TEDRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$162	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Global Discovery Fund returned 23.08%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery Fund	PAGE 1	877-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	23.08	11.70	8.38
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	877-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	877-ATSR-0226

Franklin Mutual Global Discovery Fund
Class R6 [FMDRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$100	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Global Discovery Fund returned 23.73%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery Fund	PAGE 1	377-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	23.73	12.35	9.03
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	377-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	377-ATSR-0226

Franklin Mutual Global Discovery Fund
Class Z [MDISX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z1	$106	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Global Discovery Fund returned 23.67%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery Fund	PAGE 1	77-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	23.67	12.25	8.92
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery Fund	PAGE 2	77-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Global Discovery Fund	PAGE 3	77-ATSR-0226

Franklin Mutual International Value Fund
Class A [TEMIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$145	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual International Value Fund returned 39.63%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.
Franklin Mutual International Value Fund	PAGE 1	478-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	39.63	14.12	8.21
Class A (with sales charge)	31.94	12.83	7.60
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%
Franklin Mutual International Value Fund	PAGE 2	478-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	478-ATSR-0226

Franklin Mutual International Value Fund
Class C [TEURX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$234	1.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual International Value Fund returned 38.60%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.
Franklin Mutual International Value Fund	PAGE 1	578-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	38.60	13.26	7.40
Class C (with sales charge)	37.60	13.26	7.40
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%
Franklin Mutual International Value Fund	PAGE 2	578-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	578-ATSR-0226

Franklin Mutual International Value Fund
Class R [FMURX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$175	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual International Value Fund returned 39.30%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.
Franklin Mutual International Value Fund	PAGE 1	878-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	39.30	13.83	7.94
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	878-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	878-ATSR-0226

Franklin Mutual International Value Fund
Class R6 [FMEUX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$104	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual International Value Fund returned 40.11%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.
Franklin Mutual International Value Fund	PAGE 1	378-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	40.11	14.49	8.60
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	378-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	378-ATSR-0226

Franklin Mutual International Value Fund
Class Z [MEURX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$115	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual International Value Fund returned 39.94%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.
Franklin Mutual International Value Fund	PAGE 1	78-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	39.94	14.39	8.49
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual International Value Fund	PAGE 2	78-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual International Value Fund	PAGE 3	78-ATSR-0226

Franklin Mutual Quest Fund
Class A [TEQIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Quest Fund returned 17.34%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Quest Fund	PAGE 1	475-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	17.34	7.74	6.24
Class A (with sales charge)	10.88	6.53	5.64
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%
Franklin Mutual Quest Fund	PAGE 2	475-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	475-ATSR-0226

Franklin Mutual Quest Fund
Class C [TEMQX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$192	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Quest Fund returned 16.47%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Quest Fund	PAGE 1	575-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.47	6.93	5.44
Class C (with sales charge)	15.47	6.93	5.44
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%
Franklin Mutual Quest Fund	PAGE 2	575-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	575-ATSR-0226

Franklin Mutual Quest Fund
Class R [FMQSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Quest Fund returned 17.05%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Quest Fund	PAGE 1	875-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	17.05	7.46	5.97
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%
Franklin Mutual Quest Fund	PAGE 2	875-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	875-ATSR-0226

Franklin Mutual Quest Fund
Class R6 [FMQRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$79	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Quest Fund returned 17.71%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Quest Fund	PAGE 1	347-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.71	8.06	6.57
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%
Franklin Mutual Quest Fund	PAGE 2	347-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	347-ATSR-0226

Franklin Mutual Quest Fund
Class Z [MQIFX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$84	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Quest Fund returned 17.64%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Quest Fund	PAGE 1	75-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	17.64	8.00	6.50
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%
Franklin Mutual Quest Fund	PAGE 2	75-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Quest Fund	PAGE 3	75-ATSR-0226

Franklin Mutual Shares Fund
Class A [TESIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Shares Fund returned 11.46%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares Fund	PAGE 1	474-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	11.46	9.22	7.55
Class A (with sales charge)	5.32	7.99	6.94
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%
Franklin Mutual Shares Fund	PAGE 2	474-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	474-ATSR-0226

Franklin Mutual Shares Fund
Class C [TEMTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$183	1.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Shares Fund returned 10.61%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares Fund	PAGE 1	574-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	10.61	8.41	6.74
Class C (with sales charge)	9.61	8.41	6.74
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	574-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	574-ATSR-0226

Franklin Mutual Shares Fund
Class R [TESRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$131	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Shares Fund returned 11.16%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares Fund	PAGE 1	874-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	11.16	8.94	7.28
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	874-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	874-ATSR-0226

Franklin Mutual Shares Fund
Class R6 [FMSHX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$74	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Shares Fund returned 11.79%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares Fund	PAGE 1	374-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	11.79	9.55	7.89
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	374-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	374-ATSR-0226

Franklin Mutual Shares Fund
Class Z [MUTHX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$78	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Shares Fund returned 11.77%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares Fund	PAGE 1	74-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Z 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	11.77	9.50	7.82
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares Fund	PAGE 2	74-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Shares Fund	PAGE 3	74-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $348,714 in December 31, 2024 and $352,403 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $2,750 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2024 and $0 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in December 31, 2024 and $0 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Mutual Series Funds
Financial Statements and Other Important Information
Annual | December 31, 2025
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 47
Notes to Financial Statements 58
Report of Independent Registered Public Accounting Firm 88
Tax Information 89
Changes In and Disagreements with Accountants 90
Results of Meeting(s) of Shareholders 90
Remuneration Paid to Directors, Officers and Others 90
Board Approval of Management and Subadvisory Agreements 90

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.83 $15.59 $14.37 $17.96 $16.48
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.32 0.35 0.28 0.26
Net realized and unrealized gains (losses) ........... 3.77 0.90 1.84 (2.45) 2.45
Total from investment operations .................... 4.05 1.22 2.19 (2.17) 2.71
Less distributions from:
Net investment income .......................... (0.27) (0.33) (0.32) (0.23) (0.37)
Net realized gains ............................. (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ............................... (1.28) (0.98) (0.97) (1.42) (1.23)
Net asset value, end of year ....................... $18.60 $15.83 $15.59 $14.37 $17.96
Total return .................................... 25.57% 7.83% 15.48% (11.67)% 16.68%
Ratios to average net assets
Expenses
c
..................................... 0.76%
d
0.77% 0.77%
e
0.77%
e
0.81%
e
Expenses - incurred in connection with securities sold short —% —% —% —%
f
0.01%
Net investment income ........................... 1.59% 1.91% 2.32% 1.73% 1.41%
Supplemental data
Net assets, end of year (000’s) ..................... $2,338,042 $2,039,624 $2,106,341 $2,010,947 $2,508,213
Portfolio turnover rate ............................ 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.60 $15.38 $14.19 $17.76 $16.30
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.27 0.31 0.23 0.21
Net realized and unrealized gains (losses) ........... 3.71 0.88 1.81 (2.42) 2.43
Total from investment operations .................... 3.94 1.15 2.12 (2.19) 2.64
Less distributions from:
Net investment income .......................... (0.22) (0.28) (0.28) (0.19) (0.32)
Net realized gains ............................. (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ............................... (1.23) (0.93) (0.93) (1.38) (1.18)
Net asset value, end of year ....................... $18.31 $15.60 $15.38 $14.19 $17.76
Total return
c
................................... 25.28% 7.52% 15.19% (11.91)% 16.46%
Ratios to average net assets
Expenses
d
.................................... 1.01%
e
1.02% 1.02%
f
1.02%
f
1.06%
f
Expenses - incurred in connection with securities sold short —% —% —% —%
g
0.01%
Net investment income ........................... 1.35% 1.66% 2.07% 1.48% 1.16%
Supplemental data
Net assets, end of year (000’s) ..................... $883,954 $788,354 $829,104 $798,281 $987,817
Portfolio turnover rate ............................ 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.79 $15.53 $14.32 $17.88 $16.37
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.15 0.20 0.12 0.08
Net realized and unrealized gains (losses) ........... 3.73 0.90 1.81 (2.43) 2.43
Total from investment operations .................... 3.84 1.05 2.01 (2.31) 2.51
Less distributions from:
Net investment income .......................... (0.08) (0.14) (0.15) (0.06) (0.14)
Net realized gains ............................. (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ............................... (1.09) (0.79) (0.80) (1.25) (1.00)
Net asset value, end of year ....................... $18.54 $15.79 $15.53 $14.32 $17.88
Total return
c
................................... 24.30% 6.77% 14.28% (12.55)% 15.55%
Ratios to average net assets
Expenses
d
.................................... 1.76%
e
1.77% 1.77%
f
1.77%
f
1.80%
f
Expenses - incurred in connection with securities sold short —% —% —% —%
g
0.01%
Net investment income ........................... 0.62% 0.92% 1.32% 0.75% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $14,037 $14,803 $17,359 $18,813 $27,853
Portfolio turnover rate ............................ 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.32 $15.12 $13.97 $17.51 $16.09
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.22 0.27 0.19 0.16
Net realized and unrealized gains (losses) ........... 3.64 0.87 1.77 (2.38) 2.40
Total from investment operations .................... 3.83 1.09 2.04 (2.19) 2.56
Less distributions from:
Net investment income .......................... (0.19) (0.24) (0.24) (0.16) (0.28)
Net realized gains ............................. (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ............................... (1.20) (0.89) (0.89) (1.35) (1.14)
Net asset value, end of year ....................... $17.95 $15.32 $15.12 $13.97 $17.51
Total return .................................... 24.97% 7.24% 14.87% (12.08)% 16.12%
Ratios to average net assets
Expenses
c
..................................... 1.26%
d
1.27% 1.27%
e
1.27%
e
1.31%
e
Expenses - incurred in connection with securities sold short —% —% —% —%
f
0.01%
Net investment income ........................... 1.09% 1.39% 1.82% 1.22% 0.92%
Supplemental data
Net assets, end of year (000’s) ..................... $1,439 $1,160 $1,348 $1,329 $1,388
Portfolio turnover rate ............................ 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.82 $15.58 $14.37 $17.96 $16.47
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.32 0.31 0.30 0.26
Net realized and unrealized gains (losses) ........... 3.75 0.90 1.88 (2.46) 2.47
Total from investment operations .................... 4.04 1.22 2.19 (2.16) 2.73
Less distributions from:
Net investment income .......................... (0.27) (0.33) (0.33) (0.24) (0.38)
Net realized gains ............................. (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ............................... (1.28) (0.98) (0.98) (1.43) (1.24)
Net asset value, end of year ....................... $18.58 $15.82 $15.58 $14.37 $17.96
Total return .................................... 25.57% 7.88% 15.48% (11.61)% 16.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates
c
...... 0.72% 0.72% 0.73% 0.71% 0.77%
Expenses net of waiver and payments by affiliates
c
...... 0.72%
d
0.72%
d
0.72%
e
0.70%
e
0.75%
e
Expenses - incurred in connection with securities sold short —% —% —% —%
f
0.01%
Net investment income ........................... 1.64% 1.94% 2.06% 1.83% 1.39%
Supplemental data
Net assets, end of year (000’s) ..................... $272,010 $218,034 $236,837 $101,313 $151,226
Portfolio turnover rate ............................ 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2025
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Automobiles 2.2%
General Motors Co. .................................. United States 961,209 $ 78,165,516
Banks 10.7%
BNP Paribas SA .................................... France 528,279 49,978,914
DBS Group Holdings Ltd. ............................. Singapore 3,585,126 157,045,206
JPMorgan Chase & Co. ............................... United States 523,715 168,751,447
375,775,567
Beverages 2.3%
Heineken NV ...................................... Netherlands 987,997 81,516,591
Broadline Retail 3.8%
a
Amazon.com, Inc. ................................... United States 576,808 133,138,823
Building Products 4.0%
Johnson Controls International plc ....................... United States 1,170,149 140,125,343
Capital Markets 3.0%
BlackRock, Inc. ..................................... United States 99,372 106,361,826
Electric Utilities 1.8%
PPL Corp. ......................................... United States 1,827,245 63,990,120
Entertainment 3.1%
Walt Disney Co. (The) ................................ United States 946,149 107,643,372
Food Products 3.4%
Nestle SA ......................................... United States 1,191,275 118,244,910
Health Care Equipment & Supplies 5.9%
a
Cooper Cos., Inc. (The) ............................... United States 1,602,363 131,329,671
Medtronic plc ...................................... United States 785,448 75,450,135
206,779,806
Household Products 5.4%
Colgate-Palmolive Co. ............................... United States 1,487,979 117,580,100
Reckitt Benckiser Group plc ........................... United Kingdom 896,832 72,571,060
190,151,160
Insurance 8.4%
Hartford Insurance Group, Inc. (The) ..................... United States 1,100,992 151,716,697
Progressive Corp. (The) .............................. United States 632,615 144,059,088
295,775,785
Interactive Media & Services 4.8%
Alphabet, Inc. , A .................................... United States 324,991 101,722,183
Meta Platforms, Inc. , A ............................... United States 99,340 65,573,341
167,295,524
Life Sciences Tools & Services 3.5%
Thermo Fisher Scientific, Inc. .......................... United States 209,300 121,278,885
Machinery 3.9%
Parker-Hannifin Corp. ................................ United States 157,149 138,127,685
Metals & Mining 3.2%
Reliance, Inc. ...................................... United States 384,578 111,093,047
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp. ..................................... United States 365,127 55,649,006
EOG Resources, Inc. ................................ United States 516,697 54,258,352

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Shell plc .......................................... United States 1,493,203 $ 55,027,891
164,935,249
Pharmaceuticals 12.5%
Haleon plc ........................................ United States 30,677,100 155,023,078
Merck & Co., Inc. ................................... United States 539,030 56,738,298
Novartis AG , ADR ................................... United States 810,088 111,686,833
Roche Holding AG .................................. United States 281,879 116,407,649
439,855,858
Retail REITs 2.0%
Brixmor Property Group, Inc. ........................... United States 2,701,474 70,832,648
Semiconductors & Semiconductor Equipment 1.7%
NXP Semiconductors NV ............................. Netherlands 269,419 58,480,088
Software 1.5%
Gen Digital, Inc. .................................... United States 1,878,393 51,073,506
Specialty Retail 3.4%
a
Ulta Beauty, Inc. .................................... United States 198,997 120,395,175
Trading Companies & Distributors 3.7%
Ferguson Enterprises, Inc. ............................ United States 584,159 130,051,318
Total Common Stocks (Cost $ 2,353,860,244 ) ..................................
3,471,087,802
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,353,860,244 ) ...........................
3,471,087,802
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.0%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 34,227,113 34,227,113
Total Money Market Funds (Cost $ 34,227,113 ) ................................
34,227,113
Total Short Term Investments (Cost $ 34,227,113 ) ..............................
34,227,113
a
Total Investments (Cost $ 2,388,087,357 ) 99.9% ................................
$3,505,314,915
Other Assets, less Liabilities 0.1% ...........................................
4,165,843
Net Assets 100.0% .........................................................
$3,509,480,758
a a a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 87 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.71 $30.54 $27.18 $31.58 $28.77
Income from investment operations
a
:
Net investment income
b
......................... 0.65 0.66 0.53 0.59
c
0.42
Net realized and unrealized gains (losses) ........... 6.11 0.81 5.00 (2.20) 5.15
Total from investment operations .................... 6.76 1.47 5.53 (1.61) 5.57
Less distributions from:
Net investment income .......................... (0.62) (0.66) (0.49) (0.56) (0.81)
Net realized gains ............................. (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ............................... (3.38) (3.30) (2.17) (2.79) (2.76)
Net asset value, end of year ....................... $32.09 $28.71 $30.54 $27.18 $31.58
Total return .................................... 23.67% 4.84% 20.54% (4.70)% 19.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.95% 0.96% 0.96% 0.95% 1.04%
Expenses net of waiver and payments by affiliates
d
...... 0.95%
e
0.96% 0.96%
f
0.95%
e,f
1.02%
f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 2.02% 2.05% 1.78% 1.98%
c
1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $3,369,992 $3,037,070 $3,113,311 $2,857,597 $3,355,158
Portfolio turnover rate ............................ 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.77 $29.64 $26.44 $30.81 $28.12
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.56 0.44 0.50
c
0.33
Net realized and unrealized gains (losses) ........... 5.91 0.79 4.86 (2.15) 5.04
Total from investment operations .................... 6.46 1.35 5.30 (1.65) 5.37
Less distributions from:
Net investment income .......................... (0.55) (0.58) (0.42) (0.49) (0.73)
Net realized gains ............................. (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ............................... (3.31) (3.22) (2.10) (2.72) (2.68)
Net asset value, end of year ....................... $30.92 $27.77 $29.64 $26.44 $30.81
Total return
d
................................... 23.37% 4.57% 20.22% (4.95)% 19.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.20% 1.21% 1.21% 1.20% 1.29%
Expenses net of waiver and payments by affiliates
e
...... 1.20%
f
1.21% 1.21%
g
1.20%
f,g
1.27%
g
Expenses - incurred in connection with securities sold short —% —% —%
h
—%
h
0.02%
Net investment income ........................... 1.77% 1.81% 1.54% 1.72%
c
1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $5,392,717 $4,949,776 $5,169,284 $4,749,259 $5,618,446
Portfolio turnover rate ............................ 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.07 $29.88 $26.60 $30.92 $28.12
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.33 0.23 0.28
c
0.09
Net realized and unrealized gains (losses) ........... 5.95 0.80 4.86 (2.13) 5.04
Total from investment operations .................... 6.27 1.13 5.09 (1.85) 5.13
Less distributions from:
Net investment income .......................... (0.28) (0.30) (0.13) (0.24) (0.38)
Net realized gains ............................. (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ............................... (3.04) (2.94) (1.81) (2.47) (2.33)
Net asset value, end of year ....................... $31.30 $28.07 $29.88 $26.60 $30.92
Total return
d
................................... 22.44% 3.80% 19.30% (5.63)% 18.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.95% 1.96% 1.96% 1.95% 2.04%
Expenses net of waiver and payments by affiliates
e
...... 1.95%
f
1.96% 1.96%
g
1.95%
f,g
2.02%
g
Expenses - incurred in connection with securities sold short —% —% —%
h
—%
h
0.02%
Net investment income ........................... 1.04% 1.07% 0.80% 0.97%
c
0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $117,208 $137,216 $173,812 $221,344 $335,605
Portfolio turnover rate ............................ 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.22 $29.11 $26.00 $30.34 $27.70
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.47 0.36 0.42
c
0.24
Net realized and unrealized gains (losses) ........... 5.79 0.78 4.77 (2.11) 4.97
Total from investment operations .................... 6.25 1.25 5.13 (1.69) 5.21
Less distributions from:
Net investment income .......................... (0.47) (0.50) (0.34) (0.42) (0.62)
Net realized gains ............................. (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ............................... (3.23) (3.14) (2.02) (2.65) (2.57)
Net asset value, end of year ....................... $30.24 $27.22 $29.11 $26.00 $30.34
Total return .................................... 23.08% 4.32% 19.92% (5.17)% 19.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.45% 1.46% 1.46% 1.45% 1.54%
Expenses net of waiver and payments by affiliates
d
...... 1.45%
e
1.46% 1.46%
f
1.45%
e,f
1.52%
f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.53% 1.56% 1.29% 1.47%
c
0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $106,741 $106,561 $114,920 $109,826 $136,983
Portfolio turnover rate ............................ 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.69 $30.52 $27.16 $31.57 $28.75
Income from investment operations
a
:
Net investment income
b
......................... 0.67 0.68 0.56 0.62
c
0.44
Net realized and unrealized gains (losses) ........... 6.11 0.82 5.00 (2.21) 5.18
Total from investment operations .................... 6.78 1.50 5.56 (1.59) 5.62
Less distributions from:
Net investment income .......................... (0.65) (0.69) (0.52) (0.59) (0.85)
Net realized gains ............................. (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ............................... (3.41) (3.33) (2.20) (2.82) (2.80)
Net asset value, end of year ....................... $32.06 $28.69 $30.52 $27.16 $31.57
Total return .................................... 23.73% 4.92% 20.65% (4.65)% 19.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.89% 0.88% 0.89% 0.86% 0.95%
Expenses net of waiver and payments by affiliates
d
...... 0.89%
e
0.88% 0.89%
f
0.86%
e,f
0.92%
f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 2.09% 2.13% 1.90% 2.07%
c
1.35%
Supplemental data
Net assets, end of year (000’s) ..................... $481,987 $468,510 $498,705 $525,379 $653,091
Portfolio turnover rate ............................ 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2025
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 2.1%
Airbus SE ......................................... France 848,646 $ 197,075,958
Automobile Components 1.1%
Denso Corp. ....................................... Japan 7,220,573 99,731,403
Automobiles 2.8%
Stellantis NV ....................................... United States 9,487,840 103,898,555
Toyota Motor Corp. .................................. Japan 7,523,666 161,586,507
265,485,062
Banks 9.3%
Bank of America Corp. ............................... United States 3,474,792 191,113,560
BNP Paribas SA .................................... France 2,401,312 227,181,025
DBS Group Holdings Ltd. ............................. Singapore 3,459,649 151,548,730
JPMorgan Chase & Co. ............................... United States 388,287 125,113,837
Wells Fargo & Co. ................................... United States 1,945,627 181,332,436
876,289,588
Beverages 1.7%
Heineken NV ...................................... Netherlands 1,983,768 163,674,592
Broadline Retail 1.5%
Pan Pacific International Holdings Corp. .................. Japan 23,755,922 141,511,751
Building Products 1.6%
Cie de Saint-Gobain SA .............................. France 1,464,913 148,969,795
Capital Markets 3.3%
BlackRock, Inc. ..................................... United States 139,612 149,432,308
Deutsche Bank AG .................................. Germany 4,319,200 166,458,240
315,890,548
Chemicals 3.3%
BASF SE ......................................... Germany 3,241,767 170,577,248
PPG Industries, Inc. ................................. United States 1,400,695 143,515,210
314,092,458
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 664,026 160,933,341
Containers & Packaging 1.7%
International Paper Co. ............................... United States 4,181,111 164,693,962
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG ................................ Germany 5,933,402 193,138,501
Electrical Equipment 1.3%
Mitsubishi Electric Corp. .............................. Japan 4,251,217 123,952,123
Energy Equipment & Services 1.4%
SLB Ltd. .......................................... United States 3,418,089 131,186,256
Entertainment 1.8%
Walt Disney Co. (The) ................................ United States 1,487,531 169,236,402
Financial Services 2.0%
a
Fiserv, Inc. ........................................ United States 1,357,493 91,182,805
Global Payments, Inc. ................................ United States 1,228,463 95,083,036
186,265,841

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 3.0%
Danone SA ........................................ France 1,467,189 $ 132,339,117
Mondelez International, Inc. , A .......................... United States 2,829,383 152,305,687
284,644,804
Ground Transportation 1.5%
Union Pacific Corp. .................................. United States 629,400 145,592,808
Health Care Equipment & Supplies 3.5%
Medtronic plc ...................................... United States 1,856,578 178,342,883
Zimmer Biomet Holdings, Inc. .......................... United States 1,694,167 152,339,496
330,682,379
Health Care Providers & Services 4.7%
CVS Health Corp. ................................... United States 1,834,131 145,556,636
Elevance Health, Inc. ................................ United States 463,064 162,327,085
Fresenius SE & Co. KGaA ............................. Germany 2,434,938 139,501,981
447,385,702
Household Products 1.8%
Reckitt Benckiser Group plc ........................... United Kingdom 2,146,500 173,693,378
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 372,371 104,292,401
Insurance 1.9%
Prudential plc ...................................... Hong Kong 11,658,892 179,349,642
Interactive Media & Services 6.0%
Alphabet, Inc. , A .................................... United States 821,600 257,160,800
Meta Platforms, Inc. , A ............................... United States 222,238 146,697,081
b
Tencent Holdings Ltd. ................................ China 2,152,238 165,170,362
569,028,243
IT Services 2.0%
Capgemini SE ...................................... France 1,125,622 186,907,546
Media 1.3%
a
Charter Communications, Inc. , A ........................ United States 577,623 120,578,801
Metals & Mining 1.4%
Rio Tinto plc ....................................... Australia 1,656,570 133,438,443
Multi-Utilities 1.2%
National Grid plc .................................... United Kingdom 7,545,498 115,736,487
Oil, Gas & Consumable Fuels 4.8%
BP plc ............................................ United States 27,766,456 161,932,969
EOG Resources, Inc. ................................ United States 1,288,197 135,273,567
Shell plc .......................................... United States 4,156,483 153,175,753
450,382,289
Pharmaceuticals 8.7%
Haleon plc ........................................ United States 38,412,849 194,114,767
Merck & Co., Inc. ................................... United States 1,856,906 195,457,925
Novartis AG , ADR ................................... United States 1,593,094 219,639,870
Roche Holding AG .................................. United States 512,706 211,732,339
820,944,901
Semiconductors & Semiconductor Equipment 1.6%
a
Renesas Electronics Corp. ............................ Japan 10,873,519 148,932,986

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.7%
a
Adobe, Inc. ........................................ United States 468,948 $ 164,127,111
Specialized REITs 1.5%
American Tower Corp. ................................ United States 814,991 143,087,970
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd. .......................... South Korea 1,977,879 165,775,727
Textiles, Apparel & Luxury Goods 2.0%
Cie Financiere Richemont SA .......................... Switzerland 865,842 186,719,732
Tobacco 2.0%
British American Tobacco plc ........................... United Kingdom 3,361,093 190,542,564
Trading Companies & Distributors 3.3%
AerCap Holdings NV ................................. Ireland 1,357,891 195,210,410
Ferguson Enterprises, Inc. ............................ United States 545,947 121,544,181
316,754,591
Total Common Stocks (Cost $ 6,669,216,215 ) ..................................
9,030,726,086
Principal
Amount
*
Corporate Bonds 0.4%
Commercial Services & Supplies 0.2%
c
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 10.375% ,
5/15/31 ......................................... United States 20,484,000 21,014,761
Specialty Retail 0.2%
c
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 25,782,000 23,834,322
Total Corporate Bonds (Cost $ 37,855,903 ) ....................................
44,849,083
d
Senior Floating Rate Interests 1.8%
e
Commercial Services & Supplies 0.9%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 8.762% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 47,590,725 47,074,366
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.012% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 36,696,368 36,370,687
83,445,053
a a a a a a
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.331% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 39,728,854 39,819,038
Specialty Retail 0.5%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.184% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 48,181,012 46,703,783
Total Senior Floating Rate Interests (Cost $ 158,723,947 ) .......................
169,967,874
Shares
a
Companies in Liquidation 0.0%
a,f,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 6,865,796,065 ) ...........................
9,245,543,043
a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 87 .
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.7%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 164,225,510 $ 164,225,510
Total Money Market Funds (Cost $ 164,225,510 ) ...............................
164,225,510
Total Short Term Investments (Cost $ 164,225,510 ) .............................
164,225,510
a
Total Investments (Cost $ 7,030,021,575 ) 99.3% ................................
$9,409,768,553
Other Assets, less Liabilities 0.7% ...........................................
58,876,338
Net Assets 100.0% .........................................................
$9,468,644,891
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $165,170,362, repre-
senting 1.7% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $44,849,083, representing 0.5% of net assets.
d
See Note 1(f) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.13 $23.97 $21.07 $21.91 $19.49
Income from investment operations
a
:
Net investment income
b
......................... 0.65 0.53 0.50 0.60 0.58
Net realized and unrealized gains (losses) ........... 8.97 0.37 2.94 (0.74) 2.61
Total from investment operations .................... 9.62 0.90 3.44 (0.14) 3.19
Less distributions from:
Net investment income .......................... (1.01) (0.74) (0.54) (0.70) (0.77)
Net asset value, end of year ....................... $32.74 $24.13 $23.97 $21.07 $21.91
Total return .................................... 39.94% 3.67% 16.49% (0.51)% 16.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates
c
...... 0.99% 0.99% 0.97% 1.00% 1.07%
Expenses net of waiver and payments by affiliates
c
...... 0.96% 0.95% 0.97%
d,e
1.00%
d,e
1.07%
d,e
Expenses - incurred in connection with securities sold short 0.01% —% —% —% —%
Net investment income ........................... 2.18% 2.09% 2.23% 2.87% 2.71%
Supplemental data
Net assets, end of year (000’s) ..................... $786,654 $465,449 $480,409 $414,151 $457,644
Portfolio turnover rate ............................ 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.32 $23.19 $20.41 $21.24 $18.91
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.45 0.44 0.53 0.51
Net realized and unrealized gains (losses) ........... 8.66 0.36 2.82 (0.72) 2.54
Total from investment operations .................... 9.23 0.81 3.26 (0.19) 3.05
Less distributions from:
Net investment income .......................... (0.95) (0.68) (0.48) (0.64) (0.72)
Net asset value, end of year ....................... $31.60 $23.32 $23.19 $20.41 $21.24
Total return
c
................................... 39.63% 3.40% 16.16% (0.73)% 16.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.25% 1.24% 1.22% 1.25% 1.32%
Expenses net of waiver and payments by affiliates
d
...... 1.21% 1.20% 1.22%
e,f
1.25%
e,f
1.32%
e,f
Expenses - incurred in connection with securities sold short 0.01% —% —% —% —%
Net investment income ........................... 2.01% 1.84% 1.99% 2.60% 2.45%
Supplemental data
Net assets, end of year (000’s) ..................... $401,409 $277,513 $287,258 $256,163 $281,685
Portfolio turnover rate ............................ 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.91 $23.72 $20.83 $21.60 $19.17
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.28 0.30 0.39 0.38
Net realized and unrealized gains (losses) ........... 8.84 0.36 2.85 (0.73) 2.54
Total from investment operations .................... 9.21 0.64 3.15 (0.34) 2.92
Less distributions from:
Net investment income .......................... (0.73) (0.45) (0.26) (0.43) (0.49)
Net asset value, end of year ....................... $32.39 $23.91 $23.72 $20.83 $21.60
Total return
c
................................... 38.60% 2.62% 15.24% (1.42)% 15.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 2.00% 1.99% 1.97% 2.00% 2.07%
Expenses net of waiver and payments by affiliates
d
...... 1.96% 1.95% 1.97%
e,f
2.00%
e,f
2.07%
e,f
Expenses - incurred in connection with securities sold short 0.01% —% —% —% —%
Net investment income ........................... 1.26% 1.12% 1.35% 1.91% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $8,350 $6,284 $8,769 $15,190 $24,236
Portfolio turnover rate ............................ 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.68 $22.61 $19.90 $20.75 $18.49
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.31 0.34 0.44 0.45
Net realized and unrealized gains (losses) ........... 8.44 0.42 2.79 (0.68) 2.48
Total from investment operations .................... 8.90 0.73 3.13 (0.24) 2.93
Less distributions from:
Net investment income .......................... (0.94) (0.66) (0.42) (0.61) (0.67)
Net asset value, end of year ....................... $30.64 $22.68 $22.61 $19.90 $20.75
Total return .................................... 39.30% 3.16% 15.88% (1.03)% 15.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates
c
...... 1.50% 1.49% 1.47% 1.49% 1.58%
Expenses net of waiver and payments by affiliates
c
...... 1.46% 1.45% 1.47%
d,e
1.49%
d,e
1.58%
d,e
Expenses - incurred in connection with securities sold short 0.01% —% —% —% —%
Net investment income ........................... 1.65% 1.32% 1.58% 2.23% 2.21%
Supplemental data
Net assets, end of year (000’s) ..................... $6,983 $1,707 $783 $623 $639
Portfolio turnover rate ............................ 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.11 $23.95 $21.05 $21.88 $19.47
Income from investment operations
a
:
Net investment income
b
......................... 0.68 0.49 0.63 0.62 0.60
Net realized and unrealized gains (losses) ........... 8.97 0.42 2.81 (0.73) 2.60
Total from investment operations .................... 9.65 0.91 3.44 (0.11) 3.20
Less distributions from:
Net investment income .......................... (1.03) (0.75) (0.54) (0.72) (0.79)
Net asset value, end of year ....................... $32.73 $24.11 $23.95 $21.05 $21.88
Total return .................................... 40.11% 3.74% 16.53% (0.38)% 16.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates
c
...... 0.92% 0.93% 0.93% 0.92% 1.02%
Expenses net of waiver and payments by affiliates
c
...... 0.87% 0.90% 0.90%
d
0.91%
d
0.99%
d
Expenses - incurred in connection with securities sold short 0.01% —% —% —% —%
Net investment income ........................... 2.31% 1.96% 2.78% 2.96% 2.78%
Supplemental data
Net assets, end of year (000’s) ..................... $44,032 $22,723 $9,950 $33,306 $35,798
Portfolio turnover rate ............................ 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2025
Franklin Mutual International Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 3.1%
Airbus SE ......................................... France 102,049 $ 23,698,226
Babcock International Group plc ........................ United Kingdom 903,082 15,049,689
38,747,915
Automobile Components 1.4%
Denso Corp. ....................................... Japan 1,301,127 17,971,319
Automobiles 4.1%
Stellantis NV ....................................... United States 2,408,035 26,369,685
Toyota Motor Corp. .................................. Japan 1,171,201 25,153,998
51,523,683
Banks 18.2%
BNP Paribas SA .................................... France 353,513 33,444,819
CaixaBank SA ...................................... Spain 2,033,660 24,863,783
DBS Group Holdings Ltd. ............................. Singapore 554,798 24,302,735
HSBC Holdings plc .................................. United Kingdom 1,483,364 23,342,129
ING Groep NV ..................................... Netherlands 677,697 19,048,866
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,674,753 26,580,129
Mizuho Financial Group, Inc. ........................... Japan 504,984 18,429,170
NatWest Group plc .................................. United Kingdom 2,429,180 21,309,452
UniCredit SpA ...................................... Italy 435,565 36,076,412
227,397,495
Beverages 3.4%
Asahi Group Holdings Ltd. ............................. Japan 1,712,735 17,952,554
Coca-Cola Bottlers Japan Holdings, Inc. .................. Japan 1,224,832 24,747,925
42,700,479
Broadline Retail 1.8%
Pan Pacific International Holdings Corp. .................. Japan 3,788,831 22,569,703
Building Products 2.2%
Cie de Saint-Gobain SA .............................. France 270,588 27,516,609
Capital Markets 5.2%
Deutsche Bank AG .................................. Germany 658,484 25,377,405
SBI Holdings, Inc. ................................... Japan 836,574 18,028,178
St. James's Place plc ................................ United Kingdom 1,115,907 20,727,304
64,132,887
Chemicals 1.9%
BASF SE ......................................... Germany 457,302 24,062,592
Consumer Staples Distribution & Retail 1.9%
a
Zabka Group SA .................................... Poland 3,695,794 23,512,222
Diversified Telecommunication Services 5.1%
Deutsche Telekom AG ................................ Germany 819,713 26,682,524
Hellenic Telecommunications Organization SA .............. Greece 953,351 18,889,575
Koninklijke KPN NV ................................. Netherlands 3,959,296 18,500,668
64,072,767
Electrical Equipment 0.9%
Mitsubishi Electric Corp. .............................. Japan 389,464 11,355,546
Energy Equipment & Services 1.8%
SLB Ltd. .......................................... United States 577,791 22,175,619

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 2.6%
Mondelez International, Inc. , A .......................... United States 352,426 $ 18,971,091
Nestle SA ......................................... United States 133,720 13,272,930
32,244,021
Health Care Equipment & Supplies 1.5%
Olympus Corp. ..................................... Japan 1,478,393 18,744,922
Household Durables 1.0%
Sony Group Corp. ................................... Japan 479,438 12,298,059
Insurance 6.8%
ASR Nederland NV .................................. Netherlands 350,645 24,948,671
Aviva plc .......................................... United Kingdom 3,113,166 28,625,323
Prudential plc ...................................... Hong Kong 2,001,079 30,782,754
84,356,748
Interactive Media & Services 1.8%
b
Tencent Holdings Ltd. ................................ China 294,307 22,586,161
IT Services 1.8%
Capgemini SE ...................................... France 132,733 22,040,080
Machinery 4.5%
CNH Industrial NV ................................... United States 1,352,652 12,471,451
Metso OYJ ........................................ Finland 1,288,366 22,416,494
RENK Group AG .................................... Germany 348,743 21,734,135
56,622,080
Metals & Mining 3.4%
ArcelorMittal SA .................................... Luxembourg 558,445 25,643,525
Norsk Hydro ASA ................................... Norway 2,168,836 16,741,624
42,385,149
Multi-Utilities 1.2%
National Grid plc .................................... United Kingdom 957,009 14,679,065
Oil, Gas & Consumable Fuels 4.3%
BP plc ............................................ United States 4,943,623 28,831,031
Shell plc .......................................... United States 686,167 25,286,798
54,117,829
Paper & Forest Products 1.8%
Mondi plc ......................................... Austria 1,812,594 22,114,019
Personal Care Products 1.5%
Unilever plc ........................................ United Kingdom 278,510 18,197,060
Pharmaceuticals 8.4%
Haleon plc ........................................ United States 5,959,260 30,114,412
Novartis AG ....................................... United States 220,460 30,378,505
Roche Holding AG .................................. United States 106,933 44,160,151
104,653,068
Semiconductors & Semiconductor Equipment 0.9%
NXP Semiconductors NV ............................. Netherlands 53,104 11,526,754
Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA .......................... Switzerland 58,041 12,516,602

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 87 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 2.2%
British American Tobacco plc ........................... United Kingdom 483,701 $ 27,421,327
Trading Companies & Distributors 2.0%
AerCap Holdings NV ................................. Ireland 172,147 24,747,853
Total Common Stocks (Cost $ 951,721,907 ) ...................................
1,218,989,633
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 22,537,482 22,537,482
Total Money Market Funds (Cost $ 22,537,482 ) ................................
22,537,482
Total Short Term Investments (Cost $ 22,537,482 ) ..............................
22,537,482
a
Total Investments (Cost $ 974,259,389 ) 99.5% .................................
$1,241,527,115
Other Assets, less Liabilities 0.5% ...........................................
5,900,605
Net Assets 100.0% .........................................................
$1,247,427,720
a a a
a
Non-income producing.
b
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $22,586,161, represent-
ing 1.8% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.17 $13.68 $12.96 $14.46 $13.31
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.58 0.57 0.50 0.23
Net realized and unrealized gains (losses) ........... 1.99 0.63 0.78 (1.51) 1.29
Total from investment operations .................... 2.50 1.21 1.35 (1.01) 1.52
Less distributions from:
Net investment income .......................... (0.67) (0.72) (0.63) (0.49) (0.37)
Net asset value, end of year ....................... $16.00 $14.17 $13.68 $12.96 $14.46
Total return .................................... 17.64% 8.80% 10.51% (6.86)% 11.51%
Ratios to average net assets
Expenses
c
..................................... 0.77%
d
0.77% 0.80%
d,e
0.78%
d,e
0.87%
d,e
Expenses - incurred in connection with securities sold short 0.02% —% 0.03% 0.02% 0.06%
Net investment income ........................... 3.35% 3.97% 4.31% 3.60% 1.59%
Supplemental data
Net assets, end of year (000’s) ..................... $2,075,099 $1,960,398 $2,026,136 $2,047,788 $2,397,948
Portfolio turnover rate ............................ 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.90 $13.44 $12.74 $14.22 $13.09
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.53 0.53 0.46 0.19
Net realized and unrealized gains (losses) ........... 1.94 0.61 0.77 (1.48) 1.28
Total from investment operations .................... 2.41 1.14 1.30 (1.02) 1.47
Less distributions from:
Net investment income .......................... (0.63) (0.68) (0.60) (0.46) (0.34)
Net asset value, end of year ....................... $15.68 $13.90 $13.44 $12.74 $14.22
Total return
c
................................... 17.34% 8.61% 10.26% (7.16)% 11.26%
Ratios to average net assets
Expenses
d
.................................... 1.02%
e
1.02% 1.05%
e,f
1.03%
e,f
1.12%
e,f
Expenses - incurred in connection with securities sold short 0.02% —% 0.03% 0.02% 0.06%
Net investment income ........................... 3.11% 3.73% 4.06% 3.35% 1.34%
Supplemental data
Net assets, end of year (000’s) ..................... $570,722 $549,338 $584,271 $617,190 $723,791
Portfolio turnover rate ............................ 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.89 $13.41 $12.71 $14.17 $13.01
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.42 0.43 0.35 0.08
Net realized and unrealized gains (losses) ........... 1.94 0.62 0.75 (1.47) 1.27
Total from investment operations .................... 2.29 1.04 1.18 (1.12) 1.35
Less distributions from:
Net investment income .......................... (0.51) (0.56) (0.48) (0.34) (0.19)
Net asset value, end of year ....................... $15.67 $13.89 $13.41 $12.71 $14.17
Total return
c
................................... 16.47% 7.77% 9.47% (7.88)% 10.42%
Ratios to average net assets
Expenses
d
.................................... 1.77%
e
1.76% 1.80%
e,f
1.78%
e,f
1.87%
e,f
Expenses - incurred in connection with securities sold short 0.02% —% 0.03% 0.02% 0.06%
Net investment income ........................... 2.37% 2.99% 3.30% 2.57% 0.55%
Supplemental data
Net assets, end of year (000’s) ..................... $20,236 $22,775 $27,863 $33,039 $44,228
Portfolio turnover rate ............................ 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.64 $13.20 $12.52 $13.98 $12.87
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.49 0.49 0.45 0.15
Net realized and unrealized gains (losses) ........... 1.88 0.60 0.75 (1.49) 1.27
Total from investment operations .................... 2.32 1.09 1.24 (1.04) 1.42
Less distributions from:
Net investment income .......................... (0.59) (0.65) (0.56) (0.42) (0.31)
Net asset value, end of year ....................... $15.37 $13.64 $13.20 $12.52 $13.98
Total return .................................... 17.05% 8.27% 10.01% (7.44)% 11.05%
Ratios to average net assets
Expenses
c
..................................... 1.28%
d
1.27% 1.30%
d,e
1.27%
d,e
1.37%
d,e
Expenses - incurred in connection with securities sold short 0.02% —% 0.03% 0.02% 0.06%
Net investment income ........................... 3.00% 3.48% 3.81% 3.39% 1.10%
Supplemental data
Net assets, end of year (000’s) ..................... $3,586 $2,700 $2,742 $3,725 $2,643
Portfolio turnover rate ............................ 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.15 $13.66 $12.95 $14.45 $13.29
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.58 0.57 0.51 0.23
Net realized and unrealized gains (losses) ........... 1.98 0.64 0.78 (1.51) 1.31
Total from investment operations .................... 2.50 1.22 1.35 (1.00) 1.54
Less distributions from:
Net investment income .......................... (0.68) (0.73) (0.64) (0.50) (0.38)
Net asset value, end of year ....................... $15.97 $14.15 $13.66 $12.95 $14.45
Total return .................................... 17.71% 8.86% 10.57% (6.88)% 11.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates
c
...... 0.77% 0.75% 0.79% 0.76% 0.87%
Expenses net of waiver and payments by affiliates
c
...... 0.73% 0.72% 0.75%
d
0.72%
d
0.82%
d
Expenses - incurred in connection with securities sold short 0.02% —% 0.03% 0.02% 0.06%
Net investment income ........................... 3.39% 4.02% 4.35% 3.65% 1.63%
Supplemental data
Net assets, end of year (000’s) ..................... $30,507 $29,269 $30,994 $32,109 $39,292
Portfolio turnover rate ............................ 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2025
Franklin Mutual Quest Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.5%
Aerospace & Defense 1.2%
Airbus SE ......................................... France 142,905 $ 33,185,969
Automobile Components 2.7%
a
Aptiv plc .......................................... United States 468,791 35,670,307
Denso Corp. ....................................... Japan 2,590,235 35,776,630
71,446,937
Automobiles 0.5%
Stellantis NV ....................................... United States 1,310,398 14,349,784
Banks 6.6%
BNP Paribas SA .................................... France 434,613 41,117,450
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,170,776 34,452,547
PNC Financial Services Group, Inc. (The) ................. United States 158,687 33,122,738
UniCredit SpA ...................................... Italy 446,381 36,972,266
Wells Fargo & Co. ................................... United States 337,242 31,430,954
177,095,955
Beverages 1.3%
Heineken NV ...................................... Netherlands 426,263 35,169,648
Building Products 1.3%
Johnson Controls International plc ....................... United States 283,012 33,890,687
Capital Markets 0.5%
St. James's Place plc ................................ United Kingdom 732,283 13,601,718
Chemicals 0.9%
PPG Industries, Inc. ................................. United States 242,308 24,826,878
Communications Equipment 2.4%
Cisco Systems, Inc. ................................. United States 529,405 40,780,067
a,b,c,d
Inclusive Language Services LLC, Membership Interests , B .... United States 106,532 24,777,471
65,557,538
Consumer Staples Distribution & Retail 1.4%
Dollar General Corp. ................................. United States 279,126 37,059,559
Containers & Packaging 0.8%
International Paper Co. ............................... United States 577,142 22,733,623
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG ................................ Germany 1,058,061 34,441,003
a
Frontier Communications Parent, Inc. .................... United States 632,311 24,072,080
a,b,c
Uniti Group, Inc. .................................... United States 1,714,983 11,722,927
70,236,010
Electric Utilities 3.7%
Entergy Corp. ...................................... United States 372,420 34,422,781
Evergy, Inc. ........................................ United States 382,452 27,723,945
PPL Corp. ......................................... United States 1,082,445 37,907,224
100,053,950
Energy Equipment & Services 2.7%
Baker Hughes Co. , A ................................. United States 681,565 31,038,470
SLB Ltd. .......................................... United States 1,121,386 43,038,795
74,077,265
Entertainment 1.6%
Electronic Arts, Inc. .................................. United States 5,841 1,193,491

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
Walt Disney Co. (The) ................................ United States 295,261 $ 33,591,844
a
Warner Bros Discovery, Inc. ........................... United States 290,000 8,357,800
43,143,135
Financial Services 2.4%
Apollo Global Management, Inc. ........................ United States 95,270 13,791,285
Global Payments, Inc. ................................ United States 329,028 25,466,767
Voya Financial, Inc. .................................. United States 349,041 26,000,064
65,258,116
Food Products 2.6%
Danone SA ........................................ France 386,644 34,874,938
Nestle SA ......................................... United States 349,808 34,721,635
69,596,573
Ground Transportation 0.7%
Union Pacific Corp. .................................. United States 82,885 19,172,958
Health Care Equipment & Supplies 2.8%
a
Cooper Cos., Inc. (The) ............................... United States 475,785 38,995,339
Zimmer Biomet Holdings, Inc. .......................... United States 413,275 37,161,688
76,157,027
Health Care Providers & Services 2.5%
Elevance Health, Inc. ................................ United States 87,042 30,512,573
Fresenius SE & Co. KGaA ............................. Germany 655,657 37,563,770
68,076,343
Household Products 2.6%
Colgate-Palmolive Co. ............................... United States 452,523 35,758,367
Reckitt Benckiser Group plc ........................... United Kingdom 431,428 34,910,872
70,669,239
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 102,843 28,803,917
Insurance 9.4%
Arthur J Gallagher & Co. .............................. United States 132,908 34,395,261
ASR Nederland NV .................................. Netherlands 620,436 44,144,516
a
Brighthouse Financial, Inc. ............................ United States 404,231 26,190,126
Everest Group Ltd. .................................. United States 60,558 20,550,357
Hartford Insurance Group, Inc. (The) ..................... United States 298,639 41,152,454
Progressive Corp. (The) .............................. United States 188,344 42,889,696
Prudential plc ...................................... Hong Kong 2,822,698 43,421,783
252,744,193
Interactive Media & Services 4.2%
Alphabet, Inc. , A .................................... United States 146,283 45,786,579
Meta Platforms, Inc. , A ............................... United States 101,284 66,856,556
112,643,135
Machinery 2.1%
CNH Industrial NV ................................... United States 2,105,510 19,412,802
Dover Corp. ....................................... United States 193,761 37,829,898
57,242,700
Media 0.9%
a
Charter Communications, Inc. , A ........................ United States 88,196 18,410,915

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
a
Clear Channel Outdoor Holdings, Inc. .................... United States 2,903,448 $ 6,416,620
24,827,535
Metals & Mining 1.5%
ArcelorMittal SA .................................... Luxembourg 50,000 2,295,976
Rio Tinto plc ....................................... Australia 485,194 39,082,883
41,378,859
Oil, Gas & Consumable Fuels 3.4%
BP plc ............................................ United States 7,437,892 43,377,518
EOG Resources, Inc. ................................ United States 455,694 47,852,427
91,229,945
Pharmaceuticals 5.3%
Merck & Co., Inc. ................................... United States 317,089 33,376,788
Novartis AG , ADR ................................... United States 369,966 51,007,213
Roche Holding AG .................................. United States 141,429 58,405,973
142,789,974
Software 1.5%
a
Adobe, Inc. ........................................ United States 113,377 39,680,816
Specialized REITs 1.0%
American Tower Corp. ................................ United States 159,280 27,964,790
Specialty Retail 2.4%
Dick's Sporting Goods, Inc. ............................ United States 112,334 22,238,762
Gap, Inc. (The) ..................................... United States 1,621,591 41,512,730
63,751,492
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. .......................... South Korea 263,817 22,111,795
Tobacco 1.4%
British American Tobacco plc ........................... United Kingdom 642,183 36,405,775
Trading Companies & Distributors 2.7%
AerCap Holdings NV ................................. Ireland 255,531 36,735,136
United Rentals, Inc. .................................. United States 44,596 36,092,435
72,827,571
Total Common Stocks (Cost $ 1,782,961,915 ) ..................................
2,199,761,409
Preferred Stocks 0.9%
Diversified Telecommunication Services 0.4%
a,b,c
Uniti Group, Inc. .................................... United States 10,941 10,791,029
Technology Hardware, Storage & Peripherals 0.5%
e
Samsung Electronics Co. Ltd. , 1 .23% .................... South Korea 238,730 14,818,166
Total Preferred Stocks (Cost $ 23,266,437 ) ....................................
25,609,195

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Rights
a
Value
a a a a a a
Rights 0.1%
Media 0.1%
a,b
SES SA , 1/17/33 .................................... Luxembourg 106,029 $ 1,656,703
Total Rights (Cost $ – ) ......................................................
1,656,703
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 334,087 2,018,557
Total Warrants (Cost $ 1,603,618 ) ............................................
2,018,557
Principal
Amount
*
Convertible Bonds 0.2%
Automobiles 0.2%
f
Lucid Group, Inc. , Senior Note , 144A, 1.25% , 12/15/26 ....... United States 7,500,000 6,975,000
Total Convertible Bonds (Cost $ 7,112,466 ) ....................................
6,975,000
Corporate Bonds 3.7%
Commercial Services & Supplies 1.3%
f
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 10.375% ,
5/15/31 ......................................... United States 34,440,400 35,332,785
Media 0.9%
f
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 22,000,000 22,910,470
Specialty Retail 1.5%
f
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 12,262,000 11,335,678
f
Staples, Inc. ,
Secured Note , 144A, 12.75% , 1/15/30 .................. United States 26,000,000 21,847,492
Senior Secured Note , 144A, 10.75% , 9/01/29 ............ United States 8,000,000 7,963,526
41,146,696
Total Corporate Bonds (Cost $ 91,505,250 ) ....................................
99,389,951
g
Senior Floating Rate Interests 10.5%
h
Commercial Services & Supplies 2.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 8.762% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 42,531,765 42,070,295
Neptune Bidco US, Inc., Second Lien, CME Term Loan , 13.762% ,
( 3-month SOFR + 9.75% ), 10/11/29 .................... United States 10,993,488 11,034,714
53,105,009
a a a a a a
Communications Equipment 0.5%
h
CommScope, Inc., First Lien, Initial CME Term Loan , 8.466% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 12,000,000 12,038,160
Financial Services 0.9%
h,i
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan , PIK, 9.426% , ( 3-month SOFR + 5.441% ), 9/29/28 Luxembourg 28,928,539 24,882,160
Media 0.1%
h,j
Loyalty Ventures, Inc., First Lien, Term Loan, B , 12.25% , ( PRIME
+ 5.5% ), 11/03/27 .................................. United States 26,135,994 2,352,240

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Passenger Airlines 0.7%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 1,763,379 $ 1,769,771
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.258% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 17,697,648 17,744,723
19,514,494
a a a a a a
Professional Services 0.3%
h
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.331% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 7,523,562 7,540,641
h
Specialty Retail 0.7%
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.184% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 10,531,978 10,209,067
Staples, Inc., First Lien, Closing Date CME Term Loan , 9.604% ,
( 3-month SOFR + 5.75% ), 8/23/29 ..................... United States 9,837,500 9,367,120
19,576,187
a a a a a a
Wireless Telecommunication Services 5.3%
b,d,i
Sorenson Holdings LLC, First Lien, Term Loan, A , PIK, 10% ,
4/01/30 ......................................... United States 33,331,739 33,242,678
b,d,i
Sorenson Holdings LLC, First Lien, Term Loan, B , PIK, 8% ,
4/01/30 ......................................... United States 127,468,696 110,433,063
143,675,741
a a a a a a
Total Senior Floating Rate Interests (Cost $ 312,197,307 ) .......................
282,684,632
Shares
a
Companies in Liquidation 0.0%
a,b,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,218,646,993 ) ...........................
2,618,095,447
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
l,m
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 55,200,340 55,200,340
Total Money Market Funds (Cost $ 55,200,340 ) ................................
55,200,340
Total Short Term Investments (Cost $ 55,200,340 ) ..............................
55,200,340
a
Total Investments (Cost $ 2,273,847,333 ) 99.0% ................................
$2,673,295,787
Other Assets, less Liabilities 1.0% ...........................................
26,855,631
Net Assets 100.0% .........................................................
$2,700,151,418
a a a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 87 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 11 regarding holdings of 5% voting securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $106,364,951, representing 3.9% of net assets.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Income may be received in additional securities and/or cash.
j
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
See Note 3(f) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.93 $24.53 $22.86 $27.09 $25.33
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.55 0.51 0.43 0.39
Net realized and unrealized gains (losses) ........... 2.45 2.27 2.61 (2.45) 4.43
Total from investment operations .................... 2.93 2.82 3.12 (2.02) 4.82
Less distributions from:
Net investment income .......................... (0.48) (0.52) (0.50) (0.37) (0.94)
Net realized gains ............................. (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ............................... (1.97) (2.42) (1.45) (2.21) (3.06)
Net asset value, end of year ....................... $25.89 $24.93 $24.53 $22.86 $27.09
Total return .................................... 11.77% 11.51% 13.93% (7.11)% 19.34%
Ratios to average net assets
Expenses
c
..................................... 0.74%
d
0.75% 0.75%
d,e
0.75%
e
0.81%
d,e
Expenses - incurred in connection with securities sold short —% —% —%
f
—%
f
0.02%
Net investment income ........................... 1.86% 2.07% 2.16% 1.70% 1.36%
Supplemental data
Net assets, end of year (000’s) ..................... $3,985,726 $3,946,804 $3,894,722 $3,785,598 $4,717,528
Portfolio turnover rate ............................ 51.72% 33.08% 35.16% 59.69% 41.18%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.52 $24.16 $22.54 $26.75 $25.04
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.47 0.45 0.36 0.31
Net realized and unrealized gains (losses) ........... 2.39 2.24 2.57 (2.42) 4.39
Total from investment operations .................... 2.80 2.71 3.02 (2.06) 4.70
Less distributions from:
Net investment income .......................... (0.41) (0.45) (0.45) (0.31) (0.87)
Net realized gains ............................. (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ............................... (1.90) (2.35) (1.40) (2.15) (2.99)
Net asset value, end of year ....................... $25.42 $24.52 $24.16 $22.54 $26.75
Total return
c
................................... 11.46% 11.23% 13.64% (7.35)% 19.07%
Ratios to average net assets
Expenses
d
.................................... 0.99%
e
1.00% 1.00%
e,f
1.00%
f
1.06%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.61% 1.83% 1.91% 1.45% 1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $2,637,042 $2,688,933 $2,726,473 $2,601,790 $3,125,320
Portfolio turnover rate ............................ 51.72% 33.08% 35.16% 59.69% 41.18%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.86 $24.43 $22.55 $26.75 $25.02
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.28 0.26 0.17 0.10
Net realized and unrealized gains (losses) ........... 2.41 2.26 2.59 (2.41) 4.37
Total from investment operations .................... 2.63 2.54 2.85 (2.24) 4.47
Less distributions from:
Net investment income .......................... (0.20) (0.21) (0.02) (0.12) (0.62)
Net realized gains ............................. (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ............................... (1.69) (2.11) (0.97) (1.96) (2.74)
Net asset value, end of year ....................... $25.80 $24.86 $24.43 $22.55 $26.75
Total return
c
................................... 10.61% 10.42% 12.85% (8.04)% 18.13%
Ratios to average net assets
Expenses
d
.................................... 1.74%
e
1.75% 1.75%
e,f
1.75%
f
1.81%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 0.87% 1.08% 1.10% 0.69% 0.35%
Supplemental data
Net assets, end of year (000’s) ..................... $31,254 $37,704 $47,522 $158,150 $192,660
Portfolio turnover rate ............................ 51.72% 33.08% 35.16% 59.69% 41.18%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.42 $24.06 $22.45 $26.65 $24.96
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.41 0.39 0.29 0.24
Net realized and unrealized gains (losses) ........... 2.38 2.23 2.55 (2.40) 4.36
Total from investment operations .................... 2.72 2.64 2.94 (2.11) 4.60
Less distributions from:
Net investment income .......................... (0.35) (0.38) (0.38) (0.25) (0.79)
Net realized gains ............................. (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ............................... (1.84) (2.28) (1.33) (2.09) (2.91)
Net asset value, end of year ....................... $25.30 $24.42 $24.06 $22.45 $26.65
Total return .................................... 11.16% 10.99% 13.36% (7.60)% 18.75%
Ratios to average net assets
Expenses
c
..................................... 1.24%
d
1.25% 1.25%
d,e
1.25%
e
1.31%
d,e
Expenses - incurred in connection with securities sold short —% —% —%
f
—%
f
0.02%
Net investment income ........................... 1.36% 1.58% 1.66% 1.19% 0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $35,548 $36,870 $38,681 $38,759 $49,843
Portfolio turnover rate ............................ 51.72% 33.08% 35.16% 59.69% 41.18%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.91 $24.51 $22.84 $27.07 $25.32
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.56 0.52 0.44 0.39
Net realized and unrealized gains (losses) ........... 2.44 2.27 2.62 (2.44) 4.43
Total from investment operations .................... 2.93 2.83 3.14 (2.00) 4.82
Less distributions from:
Net investment income .......................... (0.49) (0.53) (0.52) (0.39) (0.95)
Net realized gains ............................. (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ............................... (1.98) (2.43) (1.47) (2.23) (3.07)
Net asset value, end of year ....................... $25.86 $24.91 $24.51 $22.84 $27.07
Total return .................................... 11.79% 11.57% 14.00% (7.05)% 19.37%
Ratios to average net assets
Expenses
c
..................................... 0.70%
d
0.70% 0.71%
d,e
0.68%
e
0.74%
d,e
Expenses - incurred in connection with securities sold short —% —% —%
f
—%
f
0.02%
Net investment income ........................... 1.91% 2.12% 2.21% 1.76% 1.40%
Supplemental data
Net assets, end of year (000’s) ..................... $328,746 $329,655 $302,249 $286,332 $372,115
Portfolio turnover rate ............................ 51.72% 33.08% 35.16% 59.69% 41.18%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2025
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Automobiles 1.9%
General Motors Co. .................................. United States 1,613,850 $ 131,238,282
Banks 8.5%
Bank of America Corp. ............................... United States 2,729,124 150,101,820
JPMorgan Chase & Co. ............................... United States 497,507 160,306,706
PNC Financial Services Group, Inc. (The) ................. United States 670,802 140,016,501
Wells Fargo & Co. ................................... United States 1,563,209 145,691,079
596,116,106
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 889,735 205,368,633
Building Products 2.3%
Johnson Controls International plc ....................... United States 1,357,590 162,571,402
Capital Markets 1.9%
BlackRock, Inc. ..................................... United States 124,720 133,492,805
Chemicals 1.7%
PPG Industries, Inc. ................................. United States 1,147,600 117,583,096
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 1,629,061 125,486,569
Consumer Finance 1.9%
Capital One Financial Corp. ........................... United States 535,230 129,718,343
Consumer Staples Distribution & Retail 2.3%
Dollar General Corp. ................................. United States 1,223,978 162,507,559
Containers & Packaging 1.7%
International Paper Co. ............................... United States 2,956,746 116,466,225
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 2,243,497 15,335,635
Electric Utilities 3.5%
Entergy Corp. ...................................... United States 1,236,257 114,267,235
PPL Corp. ......................................... United States 3,769,704 132,015,034
246,282,269
Electronic Equipment, Instruments & Components 1.0%
a
Flex Ltd. .......................................... United States 1,199,663 72,483,638
Energy Equipment & Services 1.6%
SLB Ltd. .......................................... United States 2,846,080 109,232,550
Entertainment 2.3%
Walt Disney Co. (The) ................................ United States 1,400,106 159,290,060
Financial Services 2.8%
Apollo Global Management, Inc. ........................ United States 852,664 123,431,641
a
Fiserv, Inc. ........................................ United States 1,120,020 75,231,743
198,663,384
Food Products 1.6%
Nestle SA ......................................... United States 1,139,721 113,127,705
Ground Transportation 1.5%
Union Pacific Corp. .................................. United States 467,173 108,066,458
Health Care Equipment & Supplies 4.2%
a
Cooper Cos., Inc. (The) ............................... United States 1,339,046 109,748,210

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 1,218,190 $ 117,019,332
Zimmer Biomet Holdings, Inc. .......................... United States 721,121 64,843,200
291,610,742
Health Care Providers & Services 0.8%
Elevance Health, Inc. ................................ United States 159,336 55,855,235
Household Products 2.1%
Colgate-Palmolive Co. ............................... United States 1,903,253 150,395,052
Insurance 4.6%
Hartford Insurance Group, Inc. (The) ..................... United States 1,233,537 169,981,399
Progressive Corp. (The) .............................. United States 675,573 153,841,483
323,822,882
Interactive Media & Services 3.6%
Alphabet, Inc. , A .................................... United States 799,105 250,119,865
Life Sciences Tools & Services 2.5%
Thermo Fisher Scientific, Inc. .......................... United States 298,605 173,026,667
Machinery 2.4%
Dover Corp. ....................................... United States 851,790 166,303,480
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 482,258 139,309,868
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp. ..................................... United States 967,849 147,509,866
EOG Resources, Inc. ................................ United States 1,228,342 128,988,193
276,498,059
Personal Care Products 1.9%
Estee Lauder Cos., Inc. (The) , A ........................ United States 1,286,788 134,752,439
Pharmaceuticals 8.5%
Haleon plc ........................................ United States 35,943,104 181,634,204
Merck & Co., Inc. ................................... United States 1,061,677 111,752,121
Novartis AG , ADR ................................... United States 1,101,492 151,862,702
Roche Holding AG .................................. United States 366,441 151,329,241
596,578,268
Professional Services 2.4%
KBR, Inc. ......................................... United States 1,737,133 69,832,747
SS&C Technologies Holdings, Inc. ....................... United States 1,155,408 101,005,767
170,838,514
Retail REITs 1.9%
Brixmor Property Group, Inc. ........................... United States 5,080,366 133,207,197
Semiconductors & Semiconductor Equipment 1.6%
NXP Semiconductors NV ............................. Netherlands 500,783 108,699,958
Software 3.4%
a
Adobe, Inc. ........................................ United States 385,414 134,891,046
Gen Digital, Inc. .................................... United States 3,914,948 106,447,436
241,338,482
Specialized REITs 1.6%
American Tower Corp. ................................ United States 645,987 113,415,938

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.0%
a
Ulta Beauty, Inc. .................................... United States 233,211 $ 141,094,987
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 2,127,092 120,586,239
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 758,572 109,052,311
Ferguson Enterprises, Inc. ............................ United States 656,113 146,070,437
255,122,748
Total Common Stocks (Cost $ 5,089,093,073 ) ..................................
6,745,607,339
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 14,312 14,116,549
Total Preferred Stocks (Cost $ 12,458,840 ) ....................................
14,116,549
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 437,045 2,640,630
Total Warrants (Cost $ 2,097,816 ) ............................................
2,640,630
Principal
Amount
*
Corporate Bonds 0.6%
Commercial Services & Supplies 0.2%
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 10.375% ,
5/15/31 ......................................... United States 17,392,800 17,843,465
Specialty Retail 0.4%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 27,532,000 25,452,120
Total Corporate Bonds (Cost $ 36,352,629 ) ....................................
43,295,585
e
Senior Floating Rate Interests 1.9%
f
Commercial Services & Supplies 0.9%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 8.762% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 37,326,071 36,921,083
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.012% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 28,628,999 28,374,917
65,296,000
a a a a a a
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.331% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 30,607,127 30,676,605
Specialty Retail 0.6%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.184% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 40,220,901 38,987,728
Total Senior Floating Rate Interests (Cost $ 125,513,359 ) .......................
134,960,333

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 87 .
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 $ —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 5,265,515,717 ) ...........................
6,940,620,436
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 17,117,735 17,117,735
Total Money Market Funds (Cost $ 17,117,735 ) ................................
17,117,735
Total Short Term Investments (Cost $ 17,117,735 ) ..............................
17,117,735
a
Total Investments (Cost $ 5,282,633,452 ) 99.1% ................................
$6,957,738,171
Other Assets, less Liabilities 0.9% ...........................................
60,578,214
Net Assets 100.0% .........................................................
$7,018,316,385
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $43,295,585, representing 0.6% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,353,860,244 $6,865,796,065 $951,721,907
Cost - Non-controlled affiliates (Note 3 f ) ...................... 34,227,113 164,225,510 22,537,482
Value - Unaffiliated issuers ................................ $3,471,087,802 $9,245,543,043 $1,218,989,633
Value - Non-controlled affiliates (Note 3 f ) ...................... 34,227,113 164,225,510 22,537,482
Cash .................................................. 2,171 9,881,236 —
Foreign currency, at value (cost $–, $– and $100,093, respectively) ... — — 108,470
Receivables:
Investment securities sold ................................. — 37,569,928 6,220,203
Capital shares sold ...................................... 380,218 1,601,479 2,625,379
Dividends and interest ................................... 8,215,558 26,973,372 3,316,471
European Union tax reclaims (Note 1 g ) ....................... — — 339,548
Total assets ........................................ 3,513,912,862 9,485,794,568 1,254,137,186
Liabilities:
Payables:
Investment securities purchased ............................ — 578,803 4,400,635
Capital shares redeemed ................................. 1,415,946 5,633,808 820,136
Management fees ....................................... 2,005,722 6,752,925 895,883
Distribution fees ........................................ 200,221 1,287,249 93,705
Transfer agent fees ...................................... 382,076 1,562,059 241,796
Trustees' fees and expenses ............................... 179,081 794,354 106,288
Accrued expenses and other liabilities ......................... 249,058 540,479 151,023
Total liabilities ....................................... 4,432,104 17,149,677 6,709,466
Net assets, at value ............................... $3,509,480,758 $9,468,644,891 $1,247,427,720
Net assets consist of:
Paid-in capital ........................................... $2,301,433,116 $6,894,052,500 $952,034,708
Total distributable earnings (losses) ........................... 1,208,047,642 2,574,592,391 295,393,012
Net assets, at value ............................... $3,509,480,758 $9,468,644,891 $1,247,427,720

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class Z:
Net assets, at value ..................................... $2,338,041,669 $3,369,991,909 $786,654,360
Shares outstanding ...................................... 125,719,793 105,009,811 24,024,586
Net asset value and maximum offering price per share
a
........... $18.60 $32.09 $32.74
Class A:
Net assets, at value ..................................... $883,954,038 $5,392,716,868 $401,408,768
Shares outstanding ...................................... 48,280,517 174,393,382 12,703,001
Net asset value per share
a,b
................................ $18.31 $30.92 $31.60
Maximum offering price per share (net asset value per share ÷
94.50%)
a
.............................................. $19.38 $32.72 $33.44
Class C:
Net assets, at value ..................................... $14,036,615 $117,207,760 $8,350,456
Shares outstanding ...................................... 756,992 3,744,360 257,796
Net asset value and maximum offering price per share
a,b
.......... $18.54 $31.30 $32.39
Class R:
Net assets, at value ..................................... $1,438,554 $106,741,410 $6,982,606
Shares outstanding ...................................... 80,142 3,530,302 227,859
Net asset value and maximum offering price per share
a
........... $17.95 $30.24 $30.64
Class R6:
Net assets, at value ..................................... $272,009,882 $481,986,944 $44,031,530
Shares outstanding ...................................... 14,636,976 15,033,075 1,345,323
Net asset value and maximum offering price per share
a
........... $18.58 $32.06 $32.73
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,061,038,351 $5,265,515,717
Cost - Non-controlled affiliates (Note 3 f and 11 ) .................................. 212,808,982 17,117,735
Value - Unaffiliated issuers ................................................. $2,449,642,235 $6,940,620,436
Value - Non-controlled affiliates (Note 3 f and 11 ) ................................. 223,653,552 17,117,735
Cash ................................................................... 7,239,523 7,465,394
Receivables:
Investment securities sold .................................................. 15,933,803 47,223,419
Capital shares sold ....................................................... 272,436 1,660,188
Dividends and interest .................................................... 9,499,052 13,158,145
European Union tax reclaims (Note 1 g ) ........................................ 805,181 748,091
Total assets ......................................................... 2,707,045,782 7,027,993,408
Liabilities:
Payables:
Investment securities purchased ............................................. 2,288,949 193,830
Capital shares redeemed .................................................. 2,045,878 3,238,898
Management fees ........................................................ 1,535,470 3,978,033
Distribution fees ......................................................... 139,974 603,020
Transfer agent fees ....................................................... 245,045 690,833
Trustees' fees and expenses ................................................ 229,330 716,867
Accrued expenses and other liabilities .......................................... 409,718 255,542
Total liabilities ........................................................ 6,894,364 9,677,023
Net assets, at value ................................................ $2,700,151,418 $7,018,316,385
Net assets consist of:
Paid-in capital ............................................................ $2,745,366,296 $5,153,037,094
Total distributable earnings (losses) ............................................ (45,214,878) 1,865,279,291
Net assets, at value ................................................ $2,700,151,418 $7,018,316,385

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ...................................................... $2,075,099,369 $3,985,726,160
Shares outstanding ....................................................... 129,711,265 153,944,223
Net asset value and maximum offering price per share
a
............................ $16.00 $25.89
Class A:
Net assets, at value ...................................................... $570,722,217 $2,637,042,411
Shares outstanding ....................................................... 36,390,803 103,724,256
Net asset value per share
a,b
................................................. $15.68 $25.42
Maximum offering price per share (net asset value per share ÷ 94.50%)
a
............... $16.59 $26.90
Class C:
Net assets, at value ...................................................... $20,236,292 $31,254,360
Shares outstanding ....................................................... 1,291,278 1,211,216
Net asset value and maximum offering price per share
a,b
........................... $15.67 $25.80
Class R:
Net assets, at value ...................................................... $3,586,454 $35,547,599
Shares outstanding ....................................................... 233,338 1,404,822
Net asset value and maximum offering price per share
a
............................ $15.37 $25.30
Class R6:
Net assets, at value ...................................................... $30,507,086 $328,745,855
Shares outstanding ....................................................... 1,909,727 12,710,524
Net asset value and maximum offering price per share
a
............................ $15.97 $25.86
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $2,756,463, $9,137,447 and
$2,266,395, respectively)
Unaffiliated issuers ...................................... $75,495,203 $232,825,116 $31,481,889
Non-controlled affiliates (Note 3 f ) ........................... 837,684 4,660,077 705,191
Interest:
Unaffiliated issuers ...................................... 773,517 34,807,584 594,254
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — 117,425 —
Other income (Note 1 g ) .................................... — 165,730 —
Total investment income ................................. 77,106,404 272,575,932 32,781,334
Expenses:
Management fees (Note 3 a ) ................................. 22,133,249 76,978,485 8,235,415
Distribution fees: (Note 3c )
    Class A .............................................. 2,088,730 13,035,671 860,634
    Class C .............................................. 143,108 1,261,558 74,814
    Class R .............................................. 6,566 535,633 19,564
Transfer agent fees: (Note 3e )
    Class Z .............................................. 1,362,180 2,960,011 928,548
    Class A .............................................. 521,995 4,770,995 494,312
    Class C .............................................. 8,941 115,704 10,727
    Class R .............................................. 821 98,105 5,753
    Class R6 ............................................. 51,506 126,321 22,501
Custodian fees .......................................... 107,345 302,939 —
Reports to shareholders fees ................................ 82,972 471,106 45,977
Registration and filing fees .................................. 61,196 125,443 78,909
Professional fees ......................................... 195,502 193,486 214,759
Trustees' fees and expenses ................................ 168,269 468,903 52,411
Dividends on securities sold short ............................ — — 122,101
Other .................................................. 106,340 302,820 33,403
Total expenses ....................................... 27,038,720 101,747,180 11,199,828
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (38,247) (3,071) (346,286)
Net expenses ....................................... 27,000,473 101,744,109 10,853,542
Net investment income .............................. 50,105,931 170,831,823 21,927,792

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 268,898,527 961,625,507 121,489,190
Foreign currency transactions .............................. 100,436 1,021,997 (395,998)
Forward exchange contracts ............................... — (24,249,441) —
Futures contracts ....................................... — (21,618,301) —
Securities sold short ..................................... — — (1,003,289)
Net realized gain (loss) ................................ 268,998,963 916,779,762 120,089,903
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 426,034,867 865,037,986 185,831,664
Translation of other assets and liabilities denominated in foreign currencies ........................................... 315,602 817,930 396,899
Forward exchange contracts ............................... — (21,974,694) —
Futures contracts ....................................... — (5,581,208) —
Securities sold short ..................................... — — (47,759)
Net change in unrealized appreciation (depreciation) .......... 426,350,469 838,300,014 186,180,804
Net realized and unrealized gain (loss) .......................... 695,349,432 1,755,079,776 306,270,707
Net increase (decrease) in net assets resulting from operations ........ $745,455,363 $1,925,911,599 $328,198,499

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,601,792 and $2,461,905, respectively)
Unaffiliated issuers ....................................................... $52,662,582 $150,811,156
Non-controlled affiliates (Note 3 f and 11 ) ....................................... 2,249,598 4,201,254
Interest:
Unaffiliated issuers:
Payment-in-kind ........................................................ 238,098 —
Paid in cash
a
.......................................................... 42,372,131 27,157,016
Non-controlled affiliates: (Note 11)
Payment-in-kind ........................................................ 6,664,114 —
Paid in cash
a
.......................................................... 4,569,639 —
Other income (Note 1 g ) ..................................................... 21,448 13,761
Total investment income .................................................. 108,777,610 182,183,187
Expenses:
Management fees (Note 3 a ) .................................................. 17,807,812 46,631,854
Distribution fees: (Note 3c )
    Class A ............................................................... 1,402,552 6,610,835
    Class C ............................................................... 210,958 335,820
    Class R ............................................................... 17,788 180,703
Transfer agent fees: (Note 3e )
    Class Z ............................................................... 1,175,576 2,562,862
    Class A ............................................................... 325,986 1,712,595
    Class C ............................................................... 12,243 21,703
    Class R ............................................................... 2,079 23,420
    Class R6 .............................................................. 15,640 60,869
Custodian fees ........................................................... 50,628 56,298
Reports to shareholders fees ................................................. 89,696 206,702
Registration and filing fees ................................................... 69,462 108,702
Professional fees .......................................................... 197,289 199,020
Trustees' fees and expenses ................................................. 137,082 362,203
Dividends on securities sold short ............................................. 409,713 —
Other ................................................................... 96,003 197,538
Total expenses ........................................................ 22,020,507 59,271,124
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (107,575) (179,628)
Net expenses ........................................................ 21,912,932 59,091,496
Net investment income ............................................... 86,864,678 123,091,691

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 116,942,895 477,293,442
Written options .......................................................... 577,637 —
Foreign currency transactions ............................................... (140,214) 279,513
Forward exchange contracts ................................................ (1,847,638) (11,079,299)
Futures contracts ........................................................ (923,589) (1,174,492)
Securities sold short ...................................................... (3,038,372) —
Net realized gain (loss) ................................................. 111,570,719 465,319,164
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 263,893,063 184,301,361
Non-controlled affiliates (Note 3 f and 11 ) ..................................... (31,291,953) —
Translation of other assets and liabilities denominated in foreign currencies ............. 252,467 103,088
Forward exchange contracts ................................................ (4,011,766) (1,281,598)
Futures contracts ........................................................ (275,551) (454,302)
Securities sold short ...................................................... (160,279) —
Net change in unrealized appreciation (depreciation) ........................... 228,405,981 182,668,549
Net realized and unrealized gain (loss) ........................................... 339,976,700 647,987,713
Net increase (decrease) in net assets resulting from operations ......................... $426,841,378 $771,079,404
a
Includes amortization of premium and accretion of discount.

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Beacon Fund Franklin Mutual Global Discovery Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $50,105,931 $59,343,674 $170,831,823 $175,107,689
Net realized gain (loss) ............ 268,998,963 147,153,491 916,779,762 907,106,803
Net change in unrealized appreciation
(depreciation) ................. 426,350,469 36,314,436 838,300,014 (650,780,636)
Net increase (decrease) in net
assets resulting from operations . 745,455,363 242,811,601 1,925,911,599 431,433,856
Distributions to shareholders:
Class Z ........................ (152,249,333) (120,310,928) (333,098,292) (323,093,126)
Class A ........................ (56,574,683) (45,042,876) (537,281,315) (526,990,456)
Class C ........................ (781,365) (711,008) (10,712,517) (13,335,827)
Class R ........................ (90,287) (63,800) (10,617,315) (11,195,769)
Class R6 ....................... (17,691,729) (12,864,674) (47,701,933) (49,580,860)
Total distributions to shareholders ..... (227,387,397) (178,993,286) (939,411,372) (924,196,038)
Capital share transactions: (Note 2 )
Class Z ........................ (46,782,630) (108,808,330) (19,169,102) 94,087,029
Class A ........................ (36,020,408) (57,380,107) (111,173,006) 65,300,778
Class C ........................ (3,063,652) (3,018,610) (34,933,940) (30,032,147)
Class R ........................ 75,267 (218,962) (11,392,325) (2,158,173)
Class R6 ....................... 15,229,210 (23,405,608) (40,320,128) (5,335,731)
Total capital share transactions ....... (70,562,213) (192,831,617) (216,988,501) 121,861,756
Net increase (decrease) in net
assets ..................... 447,505,753 (129,013,302) 769,511,726 (370,900,426)
Net assets:
Beginning of year .................. 3,061,975,005 3,190,988,307 8,699,133,165 9,070,033,591
End of year ...................... $3,509,480,758 $3,061,975,005 $9,468,644,891 $8,699,133,165

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual International Value Fund Franklin Mutual Quest Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $21,927,792 $16,209,401 $86,864,678 $104,366,772
Net realized gain (loss) ............ 120,089,903 54,949,679 111,570,719 104,825,589
Net change in unrealized appreciation
(depreciation) ................. 186,180,804 (43,247,266) 228,405,981 16,475,145
Net increase (decrease) in net
assets resulting from operations . 328,198,499 27,911,814 426,841,378 225,667,506
Distributions to shareholders:
Class Z ........................ (23,925,331) (14,258,473) (84,019,558) (96,037,093)
Class A ........................ (11,717,063) (7,993,478) (22,307,126) (26,054,943)
Class C ........................ (188,741) (121,817) (639,141) (891,944)
Class R ........................ (185,470) (45,028) (134,127) (122,847)
Class R6 ....................... (1,349,669) (698,748) (1,252,011) (1,452,581)
Total distributions to shareholders ..... (37,366,274) (23,117,544) (108,351,963) (124,559,408)
Capital share transactions: (Note 2 )
Class Z ........................ 141,724,139 (18,814,173) (129,832,761) (142,501,419)
Class A ........................ 25,062,974 (11,376,847) (46,036,163) (56,884,263)
Class C ........................ (109,679) (2,613,444) (5,100,712) (6,182,262)
Class R ........................ 4,337,811 974,411 488,529 (137,685)
Class R6 ....................... 11,904,001 13,543,725 (2,336,998) (2,927,801)
Total capital share transactions ....... 182,919,246 (18,286,328) (182,818,105) (208,633,430)
Net increase (decrease) in net
assets ..................... 473,751,471 (13,492,058) 135,671,310 (107,525,332)
Net assets:
Beginning of year .................. 773,676,249 787,168,307 2,564,480,108 2,672,005,440
End of year ...................... $1,247,427,720 $773,676,249 $2,700,151,418 $2,564,480,108

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Shares Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $123,091,691 $142,326,996
Net realized gain (loss) ................................................. 465,319,164 633,802,107
Net change in unrealized appreciation (depreciation) ........................... 182,668,549 450,680
Net increase (decrease) in net assets resulting from operations ................ 771,079,404 776,579,783
Distributions to shareholders:
Class Z ............................................................. (290,944,959) (357,869,047)
Class A ............................................................. (189,206,438) (238,418,891)
Class C ............................................................. (1,986,947) (3,025,840)
Class R ............................................................. (2,478,445) (3,187,409)
Class R6 ............................................................ (23,989,484) (29,619,652)
Total distributions to shareholders .......................................... (508,606,273) (632,120,839)
Capital share transactions: (Note 2 )
Class Z ............................................................. (110,773,875) (26,710,256)
Class A ............................................................. (149,537,516) (94,032,932)
Class C ............................................................. (7,788,646) (11,227,751)
Class R ............................................................. (2,675,057) (2,659,900)
Class R6 ............................................................ (13,347,335) 20,489,786
Total capital share transactions ............................................ (284,122,429) (114,141,053)
Net increase (decrease) in net assets ................................... (21,649,298) 30,317,891
Net assets:
Beginning of year ....................................................... 7,039,965,683 7,009,647,792
End of year ........................................................... $7,018,316,385 $7,039,965,683

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of five separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class Z, Class A, Class
C, Class R and Class R6. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 10  regarding other derivative information.
d. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund.
At December 31, 2025, the Funds had no securities sold
short.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
f. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Funds' federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2025
Shares sold ................................... 3,871,395 $68,827,168 4,810,729 $153,299,377
Shares issued in reinvestment of distributions .......... 7,597,472 141,625,485 9,430,957 304,689,712
Shares redeemed ............................... (14,613,346) (257,235,283) (15,008,176) (477,158,191)
Net increase (decrease) .......................... (3,144,479) $(46,782,630) (766,490) $(19,169,102)
Year ended December 31, 2024
Shares sold ................................... 4,628,851 $76,350,038 4,337,312 $138,009,892
Shares issued in reinvestment of distributions .......... 7,057,453 111,717,085 10,255,124 296,159,674
Shares issued on reorganization .................... — — 3,663,438 115,654,746
Shares redeemed ............................... (17,941,351) (296,875,453) (14,425,499) (455,737,283)
Net increase (decrease) .......................... (6,255,047) $(108,808,330) 3,830,375 $94,087,029
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 2,027,080 $35,370,767 7,895,565 $243,141,929
Shares issued in reinvestment of distributions .......... 2,993,939 54,938,770 16,860,915 525,217,349
Shares redeemed ............................... (7,265,828) (126,329,945) (28,575,455) (879,532,284)
Net increase (decrease) .......................... (2,244,809) $(36,020,408) (3,818,975) $(111,173,006)
Year ended December 31, 2024
Shares sold
a
................................... 1,900,087 $30,960,683 7,388,762 $227,146,545
Shares issued in reinvestment of distributions .......... 2,799,453 43,699,271 18,423,846 514,969,432
Shares issued on reorganization .................... — — 7,630,056 233,632,313
Shares redeemed ............................... (8,087,183) (132,040,061) (29,627,687) (910,447,512)
Net increase (decrease) .......................... (3,387,643) $(57,380,107) 3,814,977 $65,300,778
Class C
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements

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Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 116,050 $2,010,596 446,428 $13,870,739
Shares issued in reinvestment of distributions .......... 41,725 775,321 338,427 10,667,832
Shares redeemed
a
.............................. (338,278) (5,849,569) (1,928,759) (59,472,511)
Net increase (decrease) .......................... (180,503) $(3,063,652) (1,143,904) $(34,933,940)
Year ended December 31, 2024
Shares sold ................................... 114,716 $1,895,660 450,184 $13,933,203
Shares issued in reinvestment of distributions .......... 44,557 704,080 469,670 13,283,045
Shares issued on reorganization .................... — — 363,201 11,182,954
Shares redeemed
a
.............................. (339,314) (5,618,350) (2,211,808) (68,431,349)
Net increase (decrease) .......................... (180,041) $(3,018,610) (928,753) $(30,032,147)
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 7,285 $121,720 315,581 $9,587,716
Shares issued in reinvestment of distributions .......... 5,019 90,287 348,233 10,608,553
Shares redeemed ............................... (7,845) (136,740) (1,048,110) (31,588,594)
Net increase (decrease) .......................... 4,459 $75,267 (384,296) $(11,392,325)
Year ended December 31, 2024
Shares sold ................................... 9,994 $162,148 332,581 $10,007,373
Shares issued in reinvestment of distributions .......... 4,162 63,800 408,162 11,184,219
Shares redeemed ............................... (27,633) (444,910) (774,085) (23,349,765)
Net increase (decrease) .......................... (13,477) $(218,962) (33,342) $(2,158,173)
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 2,626,811 $45,871,697 1,506,919 $48,010,228
Shares issued in reinvestment of distributions .......... 356,991 6,647,781 1,466,747 47,347,095
Shares redeemed ............................... (2,131,651) (37,290,268) (4,272,419) (135,677,451)
Net increase (decrease) .......................... 852,151 $15,229,210 (1,298,753) $(40,320,128)
Year ended December 31, 2024
Shares sold ................................... 1,692,575 $27,752,382 1,806,632 $57,329,779
Shares issued in reinvestment of distributions .......... 266,972 4,223,430 1,706,770 49,236,491
Shares issued on reorganization .................... — — 86,927 2,743,420
Shares redeemed ............................... (3,377,197) (55,381,420) (3,611,060) (114,645,421)
Net increase (decrease) .......................... (1,417,650) $(23,405,608) (10,731) $(5,335,731)
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2025
Shares sold ................................... 8,323,847 $246,712,777 6,019,152 $92,309,146
Shares issued in reinvestment of distributions .......... 687,113 22,263,912 4,954,082 79,273,003
Shares redeemed ............................... (4,279,183) (127,252,550) (19,623,886) (301,414,910)
Net increase (decrease) .......................... 4,731,777 $141,724,139 (8,650,652) $(129,832,761)
Year ended December 31, 2024
Shares sold ................................... 2,088,669 $52,373,724 6,788,296 $98,003,437
Shares issued in reinvestment of distributions .......... 526,616 13,114,755 6,408,210 90,616,957
Shares redeemed ............................... (3,367,974) (84,302,652) (22,911,380) (331,121,813)
Net increase (decrease) .......................... (752,689) $(18,814,173) (9,714,874) $(142,501,419)
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 2,470,678 $70,849,024 1,697,403 $25,393,728
Shares issued in reinvestment of distributions .......... 340,206 10,632,418 1,395,402 21,895,904
Shares redeemed ............................... (2,008,306) (56,418,468) (6,211,525) (93,325,795)
Net increase (decrease) .......................... 802,578 $25,062,974 (3,118,720) $(46,036,163)
Year ended December 31, 2024
Shares sold
a
................................... 1,431,038 $35,354,870 1,881,427 $26,710,493
Shares issued in reinvestment of distributions .......... 305,197 7,368,785 1,844,874 25,608,731
Shares redeemed ............................... (2,225,027) (54,100,502) (7,694,426) (109,203,487)
Net increase (decrease) .......................... (488,792) $(11,376,847) (3,968,125) $(56,884,263)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 100,480 $2,910,416 147,512 $2,202,836
Shares issued in reinvestment of distributions .......... 5,801 185,013 40,742 638,865
Shares redeemed
a
.............................. (111,280) (3,205,108) (536,228) (7,942,413)
Net increase (decrease) .......................... (4,999) $(109,679) (347,974) $(5,100,712)
Year ended December 31, 2024
Shares sold ................................... 34,967 $867,483 158,618 $2,224,386
Shares issued in reinvestment of distributions .......... 4,753 119,622 64,257 891,416
Shares redeemed
a
.............................. (146,693) (3,600,549) (660,672) (9,298,064)
Net increase (decrease) .......................... (106,973) $(2,613,444) (437,797) $(6,182,262)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 190,656 $5,399,318 187,864 $2,691,633
Shares issued in reinvestment of distributions .......... 6,114 185,470 8,726 134,127
Shares redeemed ............................... (44,159) (1,246,977) (161,223) (2,337,231)
Net increase (decrease) .......................... 152,611 $4,337,811 35,367 $488,529
Year ended December 31, 2024
Shares sold ................................... 48,833 $1,169,548 28,479 $392,253
Shares issued in reinvestment of distributions .......... 1,923 45,028 9,025 122,847
Shares redeemed ............................... (10,112) (240,165) (47,319) (652,785)
Net increase (decrease) .......................... 40,644 $974,411 (9,815) $(137,685)
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 680,580 $20,019,394 229,101 $3,561,258
Shares issued in reinvestment of distributions .......... 32,609 1,056,766 77,211 1,233,956
Shares redeemed ............................... (310,356) (9,172,159) (465,303) (7,132,212)
Net increase (decrease) .......................... 402,833 $11,904,001 (158,991) $(2,336,998)
Year ended December 31, 2024
Shares sold ................................... 653,798 $16,756,063 256,452 $3,690,411
Shares issued in reinvestment of distributions .......... 23,414 582,147 101,554 1,434,042
Shares redeemed ............................... (150,088) (3,794,485) (557,444) (8,052,254)
Net increase (decrease) .......................... 527,124 $13,543,725 (199,438) $(2,927,801)
Franklin Mutual Shares Fund
Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2025
Shares sold .................................................................. 4,346,590 $112,222,047
Shares issued in reinvestment of distributions ......................................... 9,893,563 258,636,360
Shares redeemed .............................................................. (18,592,387) (481,632,282)
Net increase (decrease) ......................................................... (4,352,234) $(110,773,875)
Year ended December 31, 2024
Shares sold .................................................................. 4,161,880 $109,730,682
Shares issued in reinvestment of distributions ......................................... 12,679,548 317,035,751
Shares redeemed .............................................................. (17,307,832) (453,476,689)
Net increase (decrease) ......................................................... (466,404) $(26,710,256)
Class A
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Shares Fund
Shares Amount
Class A Shares:
Year ended December 31, 2025
Shares sold
a
.................................................................. 4,263,484 $108,370,722
Shares issued in reinvestment of distributions ......................................... 7,188,804 184,507,727
Shares redeemed .............................................................. (17,390,477) (442,415,965)
Net increase (decrease) ......................................................... (5,938,189) $(149,537,516)
Year ended December 31, 2024
Shares sold
a
.................................................................. 4,534,162 $116,895,815
Shares issued in reinvestment of distributions ......................................... 9,443,553 232,264,104
Shares redeemed .............................................................. (17,166,830) (443,192,851)
Net increase (decrease) ......................................................... (3,189,115) $(94,032,932)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold .................................................................. 156,376 $4,025,185
Shares issued in reinvestment of distributions ......................................... 76,147 1,980,327
Shares redeemed
a
............................................................. (538,242) (13,794,158)
Net increase (decrease) ......................................................... (305,719) $(7,788,646)
Year ended December 31, 2024
Shares sold .................................................................. 155,803 $4,077,258
Shares issued in reinvestment of distributions ......................................... 120,828 3,014,208
Shares redeemed
a
............................................................. (704,994) (18,319,217)
Net increase (decrease) ......................................................... (428,363) $(11,227,751)
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold .................................................................. 112,279 $2,846,763
Shares issued in reinvestment of distributions ......................................... 97,051 2,478,423
Shares redeemed .............................................................. (314,592) (8,000,243)
Net increase (decrease) ......................................................... (105,262) $(2,675,057)
Year ended December 31, 2024
Shares sold .................................................................. 131,767 $3,389,485
Shares issued in reinvestment of distributions ......................................... 130,108 3,187,381
Shares redeemed .............................................................. (359,303) (9,236,766)
Net increase (decrease) ......................................................... (97,428) $(2,659,900)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Shares Fund
Shares Amount
Class R6 Shares:
Year ended December 31, 2025
Shares sold .................................................................. 434,733 $11,209,499
Shares issued in reinvestment of distributions ......................................... 917,199 23,951,464
Shares redeemed .............................................................. (1,875,650) (48,508,298)
Net increase (decrease) ......................................................... (523,718) $(13,347,335)
Year ended December 31, 2024
Shares sold .................................................................. 1,344,500 $33,682,019
Shares issued in reinvestment of distributions ......................................... 1,183,900 29,577,836
Shares redeemed .............................................................. (1,625,868) (42,770,069)
Net increase (decrease) ......................................................... 902,532 $20,489,786
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Gross effective investment management fee rate ................... 0.675% 0.840% 0.797%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate .................................... 0.675% 0.666%
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class A ............................... 0.35% 0.35% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended December 31, 2025, investments in affiliated management investment companies were as follows:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $21,916 $161,346 $37,427
CDSC retained ............................................ $4,151 $15,290 $3,469
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $13,716 $59,340
CDSC retained ............................................................. $(3,050) $3,267
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Transfer agent fees ......................................... $712,562 $2,621,511 $299,484
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees .......................................................... $635,913 $1,699,142
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $303,521,175 $(269,294,062) $— $— $34,227,113 34,227,113 $837,684
Total Affiliated Securities ... $— $303,521,175 $(269,294,062) $— $— $34,227,113 $837,684
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $1,212,227,286 $(1,048,001,776) $— $— $164,225,510 164,225,510 $4,660,077
Total Affiliated Securities ... $— $1,212,227,286 $(1,048,001,776) $— $— $164,225,510 $4,660,077
Franklin Mutual International Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $187,423,194 $(164,885,712) $— $— $22,537,482 22,537,482 $705,191
Total Affiliated Securities ... $— $187,423,194 $(164,885,712) $— $— $22,537,482 $705,191
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $435,913,669 $(380,713,329) $— $— $55,200,340 55,200,340 $2,249,598
Total Affiliated Securities ... $— $435,913,669 $(380,713,329) $— $— $55,200,340 $2,249,598
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $1,221,499,709 $(1,204,381,974) $— $— $17,117,735 17,117,735 $4,201,254
Total Affiliated Securities ... $— $1,221,499,709 $(1,204,381,974) $— $— $17,117,735 $4,201,254
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and
Franklin Mutual Quest Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until April 30, 2026.
Transfer agent fees on Class R6 shares of Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until
April 30, 2026.
4. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2025, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
International Value
Fund
a
Projected benefit obligation at December 31, 2025 ................. $179,140 $793,959 $106,151
b
Increase (decrease) in projected benefit obligation ................. $19,687 $54,358 $7,009
Benefit payments made to retired trustees ........................ $(17,332) $(48,508) $(5,345)
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at December 31, 2025 ................. $229,109 $716,849
b
Increase (decrease) in projected benefit obligation ................. $15,527 $40,118
Benefit payments made to retired trustees ........................ $(14,001) $(37,298)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations.
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Mutual
Quest Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 49,482,782
Long term ................................................................................ 376,186,333
Total capital loss carryforwards ............................................................... $425,669,115
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Capital loss utilized carryforwards ............................................... $78,289,813 $82,944,529
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $72,087,607 $78,560,946 $220,107,564 $295,878,518
Long term capital gain .................... 155,299,790 100,432,340 719,303,808 628,317,520
$227,387,397 $178,993,286 $939,411,372 $924,196,038
Franklin Mutual International Value
Fund Franklin Mutual Quest Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $37,366,274 $23,117,544 $108,351,963 $124,559,408
Franklin Mutual Shares Fund
2025 2024
Distributions paid from:
Ordinary income .......................................................... $156,005,018 $192,055,952
Long term capital gain ...................................................... 352,601,255 440,064,887
$508,606,273 $632,120,839

Franklin Mutual Series Funds
Notes to Financial Statements

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, bond discounts and premiums, tax straddles and corporate actions.
The Funds, except for Franklin Mutual Quest Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2025, were as follows:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
a a a a
Cost of investments ........................................ $2,389,573,287 $7,059,000,496 $988,951,716
Unrealized appreciation ...................................... $1,128,638,604 $2,632,981,970 $297,396,549
Unrealized depreciation ...................................... (12,896,976) (282,213,913) (44,821,150)
Net unrealized appreciation (depreciation) ........................ $1,115,741,628 $2,350,768,057 $252,575,399
Distributable earnings:
Undistributed ordinary income ................................. $5,838,285 $43,817,449 $19,699,464
Undistributed long term capital gains ............................ 86,374,120 198,628,601 23,326,837
Total distributable earnings ................................... $92,212,405 $242,446,050 $43,026,301
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a
Cost of investments ......................................................... $2,294,604,902 $5,285,711,288
Unrealized appreciation ....................................................... $516,425,037 $1,782,548,108
Unrealized depreciation ....................................................... (137,734,152) (110,521,225)
Net unrealized appreciation (depreciation) ......................................... $378,690,885 $1,672,026,883
Distributable earnings:
Undistributed ordinary income .................................................. $1,076,760 $10,568,235
Undistributed long term capital gains ............................................. — 182,656,044
Total distributable earnings .................................................... $1,076,760 $193,224,279
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Purchases ............................................... $1,517,781,939 $3,784,814,746 $659,092,770
Sales ................................................... $1,777,519,391 $4,911,950,386 $511,980,163
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ................................................................ $1,275,337,920 $3,541,636,824
Sales .................................................................... $1,506,747,250 $4,193,266,866
5. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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7. Credit Risk and Defaulted Securities
At December 31, 2025, Franklin Mutual Quest Fund had 14.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At December 31, 2025, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $2,352,240, representing less than 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
At December 31, 2025, Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International
Value Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Mutual Global Discovery Fund and Franklin Mutual International Value Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies)
to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.

Franklin Mutual Series Funds
Notes to Financial Statements

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9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
For the year ended December 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 24,777,471
1,714,983 Uniti Group, Inc.. ............................ 8/04/25  10,667,194  11,722,927
10,941 Uniti Group, Inc. ............................. 8/04/25 9,523,836 10,791,029
334,087 Uniti Group, Inc., 8/01/35 ...................... 8/04/25 1,603,618 2,018,557
Total Restricted Securities (Value is 1.8% of Net Assets) ............... $21,794,648 $49,309,984
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Uniti Group, Inc. ............................. 8/04/25 $ 13,954,551 $ 15,335,635
14,312 Uniti Group, Inc.. ............................ 8/04/25 12,458,840 14,116,549
437,045 Uniti Group, Inc., 8/01/35 ...................... 8/04/25  2,097,816  2,640,630
Total Restricted Securities (Value is 0.5% of Net Assets) ............... $28,511,207 $32,092,814
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(21,618,301) Futures contracts $(5,581,208)
Forward exchange contracts (24,249,441) Forward exchange contracts (21,974,694)
Total ....................... $(45,867,742) $(27,555,902)

Franklin Mutual Series Funds
Notes to Financial Statements

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For the year ended December 31, 2025, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(c) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2025, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(923,589) Futures contracts $(275,551)
Forward exchange contracts (1,847,638) Forward exchange contracts (4,011,766)
Equity contracts ..............
Written options 577,637 Written options —
Total ....................... $(2,193,590) $(4,287,317)
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts (1,174,492) Futures contracts (454,302)
Forward exchange contracts (11,079,299) Forward exchange contracts (1,281,598)
Total ....................... $(12,253,791) $(1,735,900)
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Futures contracts .......................................... $84,651,094 $4,201,846 $7,242,844
Forward exchange contracts .................................. 395,766,768 63,867,266 110,512,687
Options .................................................. — 5,000 —
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2025, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 55,505,900 $ — $ — $ — $ (30,728,429) $ 24,777,471 106,532 $ —
Interest
Sorenson Holdings LLC,
First Lien, Term Loan, A,
PIK, 10%, 4/01/30 ... 30,350,971 3,160,602
a
— — (268,895) 33,242,678 33,331,739 3,257,974
Sorenson Holdings LLC,
First Lien, Term Loan, B,
PIK, 8%, 4/01/30 .... 101,849,438 8,878,254
a
— — (294,629) 110,433,063 127,468,696 7,975,779
Total Affiliated Securities
(Value at End of Year is
6.2% of Net Assets) .. $187,706,309 $12,038,856 $— $— $(31,291,953) $168,453,212 $11,233,753
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 78,165,516 $ — $ — $ 78,165,516
Banks ............................... 168,751,447 207,024,120 — 375,775,567
Beverages ........................... — 81,516,591 — 81,516,591
Broadline Retail ....................... 133,138,823 — — 133,138,823
Building Products ...................... 140,125,343 — — 140,125,343
Capital Markets ........................ 106,361,826 — — 106,361,826
Electric Utilities ........................ 63,990,120 — — 63,990,120
Entertainment ......................... 107,643,372 — — 107,643,372
Food Products ........................ — 118,244,910 — 118,244,910
Health Care Equipment & Supplies ......... 206,779,806 — — 206,779,806
Household Products .................... 117,580,100 72,571,060 — 190,151,160
Insurance ............................ 295,775,785 — — 295,775,785
Interactive Media & Services .............. 167,295,524 — — 167,295,524
Life Sciences Tools & Services ............ 121,278,885 — — 121,278,885
Machinery ............................ 138,127,685 — — 138,127,685
Metals & Mining ....................... 111,093,047 — — 111,093,047
Oil, Gas & Consumable Fuels ............. 109,907,358 55,027,891 — 164,935,249
Pharmaceuticals ....................... 168,425,131 271,430,727 — 439,855,858
Retail REITs .......................... 70,832,648 — — 70,832,648
Semiconductors & Semiconductor Equipment . 58,480,088 — — 58,480,088
Software ............................. 51,073,506 — — 51,073,506
Specialty Retail ........................ 120,395,175 — — 120,395,175
Trading Companies & Distributors .......... 130,051,318 — — 130,051,318
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 34,227,113 — — 34,227,113
Total Investments in Securities ........... $2,699,499,616 $805,815,299
c
$— $3,505,314,915
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 197,075,958 — 197,075,958
Automobile Components ................. — 99,731,403 — 99,731,403
Automobiles .......................... — 265,485,062 — 265,485,062
Banks ............................... 497,559,833 378,729,755 — 876,289,588
Beverages ........................... — 163,674,592 — 163,674,592
Broadline Retail ....................... — 141,511,751 — 141,511,751
Building Products ...................... — 148,969,795 — 148,969,795
Capital Markets ........................ 149,432,308 166,458,240 — 315,890,548
Chemicals ........................... 143,515,210 170,577,248 — 314,092,458
Consumer Finance ..................... 160,933,341 — — 160,933,341
Containers & Packaging ................. 164,693,962 — — 164,693,962
Diversified Telecommunication Services ..... — 193,138,501 — 193,138,501
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electrical Equipment .................... $ — $ 123,952,123 $ — $ 123,952,123
Energy Equipment & Services ............. 131,186,256 — — 131,186,256
Entertainment ......................... 169,236,402 — — 169,236,402
Financial Services ...................... 186,265,841 — — 186,265,841
Food Products ........................ 152,305,687 132,339,117 — 284,644,804
Ground Transportation .................. 145,592,808 — — 145,592,808
Health Care Equipment & Supplies ......... 330,682,379 — — 330,682,379
Health Care Providers & Services .......... 307,883,721 139,501,981 — 447,385,702
Household Products .................... — 173,693,378 — 173,693,378
Industrial Conglomerates ................ — 104,292,401 — 104,292,401
Insurance ............................ — 179,349,642 — 179,349,642
Interactive Media & Services .............. 403,857,881 165,170,362 — 569,028,243
IT Services ........................... — 186,907,546 — 186,907,546
Media ............................... 120,578,801 — — 120,578,801
Metals & Mining ....................... — 133,438,443 — 133,438,443
Multi-Utilities .......................... — 115,736,487 — 115,736,487
Oil, Gas & Consumable Fuels ............. 135,273,567 315,108,722 — 450,382,289
Pharmaceuticals ....................... 415,097,795 405,847,106 — 820,944,901
Semiconductors & Semiconductor Equipment . — 148,932,986 — 148,932,986
Software ............................. 164,127,111 — — 164,127,111
Specialized REITs ...................... 143,087,970 — — 143,087,970
Technology Hardware, Storage & Peripherals . — 165,775,727 — 165,775,727
Textiles, Apparel & Luxury Goods .......... — 186,719,732 — 186,719,732
Tobacco ............................. — 190,542,564 — 190,542,564
Trading Companies & Distributors .......... 316,754,591 — — 316,754,591
Corporate Bonds ........................ — 44,849,083 — 44,849,083
Senior Floating Rate Interests ............... — 169,967,874 — 169,967,874
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 164,225,510 — — 164,225,510
Total Investments in Securities ........... $4,402,290,974 $5,007,477,579
d
$— $9,409,768,553
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 38,747,915 — 38,747,915
Automobile Components ................. — 17,971,319 — 17,971,319
Automobiles .......................... — 51,523,683 — 51,523,683
Banks ............................... — 227,397,495 — 227,397,495
Beverages ........................... — 42,700,479 — 42,700,479
Broadline Retail ....................... — 22,569,703 — 22,569,703
Building Products ...................... — 27,516,609 — 27,516,609
Capital Markets ........................ — 64,132,887 — 64,132,887
Chemicals ........................... — 24,062,592 — 24,062,592
Consumer Staples Distribution & Retail ...... — 23,512,222 — 23,512,222
Diversified Telecommunication Services ..... 18,889,575 45,183,192 — 64,072,767
Electrical Equipment .................... — 11,355,546 — 11,355,546
Energy Equipment & Services ............. 22,175,619 — — 22,175,619
Food Products ........................ 18,971,091 13,272,930 — 32,244,021
Health Care Equipment & Supplies ......... — 18,744,922 — 18,744,922
Household Durables .................... — 12,298,059 — 12,298,059
Insurance ............................ — 84,356,748 — 84,356,748
Interactive Media & Services .............. — 22,586,161 — 22,586,161
IT Services ........................... — 22,040,080 — 22,040,080
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Machinery ............................ $ 12,471,451 $ 44,150,629 $ — $ 56,622,080
Metals & Mining ....................... — 42,385,149 — 42,385,149
Multi-Utilities .......................... — 14,679,065 — 14,679,065
Oil, Gas & Consumable Fuels ............. — 54,117,829 — 54,117,829
Paper & Forest Products ................. — 22,114,019 — 22,114,019
Personal Care Products ................. — 18,197,060 — 18,197,060
Pharmaceuticals ....................... — 104,653,068 — 104,653,068
Semiconductors & Semiconductor Equipment . 11,526,754 — — 11,526,754
Textiles, Apparel & Luxury Goods .......... — 12,516,602 — 12,516,602
Tobacco ............................. — 27,421,327 — 27,421,327
Trading Companies & Distributors .......... 24,747,853 — — 24,747,853
Short Term Investments ................... 22,537,482 — — 22,537,482
Total Investments in Securities ........... $131,319,825 $1,110,207,290
e
$— $1,241,527,115
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 33,185,969 — 33,185,969
Automobile Components ................. 35,670,307 35,776,630 — 71,446,937
Automobiles .......................... — 14,349,784 — 14,349,784
Banks ............................... 64,553,692 112,542,263 — 177,095,955
Beverages ........................... — 35,169,648 — 35,169,648
Building Products ...................... 33,890,687 — — 33,890,687
Capital Markets ........................ — 13,601,718 — 13,601,718
Chemicals ........................... 24,826,878 — — 24,826,878
Communications Equipment .............. 40,780,067 — 24,777,471 65,557,538
Consumer Staples Distribution & Retail ...... 37,059,559 — — 37,059,559
Containers & Packaging ................. 22,733,623 — — 22,733,623
Diversified Telecommunication Services ..... 24,072,080 34,441,003 11,722,927 70,236,010
Electric Utilities ........................ 100,053,950 — — 100,053,950
Energy Equipment & Services ............. 74,077,265 — — 74,077,265
Entertainment ......................... 43,143,135 — — 43,143,135
Financial Services ...................... 65,258,116 — — 65,258,116
Food Products ........................ — 69,596,573 — 69,596,573
Ground Transportation .................. 19,172,958 — — 19,172,958
Health Care Equipment & Supplies ......... 76,157,027 — — 76,157,027
Health Care Providers & Services .......... 30,512,573 37,563,770 — 68,076,343
Household Products .................... 35,758,367 34,910,872 — 70,669,239
Industrial Conglomerates ................ — 28,803,917 — 28,803,917
Insurance ............................ 165,177,894 87,566,299 — 252,744,193
Interactive Media & Services .............. 112,643,135 — — 112,643,135
Machinery ............................ 57,242,700 — — 57,242,700
Media ............................... 24,827,535 — — 24,827,535
Metals & Mining ....................... — 41,378,859 — 41,378,859
Oil, Gas & Consumable Fuels ............. 47,852,427 43,377,518 — 91,229,945
Pharmaceuticals ....................... 84,384,001 58,405,973 — 142,789,974
Software ............................. 39,680,816 — — 39,680,816
Specialized REITs ...................... 27,964,790 — — 27,964,790
Specialty Retail ........................ 63,751,492 — — 63,751,492
Technology Hardware, Storage & Peripherals . — 22,111,795 — 22,111,795
Tobacco ............................. — 36,405,775 — 36,405,775
Trading Companies & Distributors .......... 72,827,571 — — 72,827,571
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Preferred Stocks :
Diversified Telecommunication Services ..... $ — $ — $ 10,791,029 $ 10,791,029
Technology Hardware, Storage & Peripherals . — 14,818,166 — 14,818,166
Rights ................................. — — 1,656,703 1,656,703
Warrants ............................... — — 2,018,557 2,018,557
Convertible Bonds ....................... — 6,975,000 — 6,975,000
Corporate Bonds ........................ — 99,389,951 — 99,389,951
Senior Floating Rate Interests ............... — 139,008,891 143,675,741 282,684,632
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 55,200,340 — — 55,200,340
Total Investments in Securities ........... $1,479,272,985 $999,380,374
f
$194,642,428 $2,673,295,787
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... 131,238,282 — — 131,238,282
Banks ............................... 596,116,106 — — 596,116,106
Broadline Retail ....................... 205,368,633 — — 205,368,633
Building Products ...................... 162,571,402 — — 162,571,402
Capital Markets ........................ 133,492,805 — — 133,492,805
Chemicals ........................... 117,583,096 — — 117,583,096
Communications Equipment .............. 125,486,569 — — 125,486,569
Consumer Finance ..................... 129,718,343 — — 129,718,343
Consumer Staples Distribution & Retail ...... 162,507,559 — — 162,507,559
Containers & Packaging ................. 116,466,225 — — 116,466,225
Diversified Telecommunication Services ..... — — 15,335,635 15,335,635
Electric Utilities ........................ 246,282,269 — — 246,282,269
Electronic Equipment, Instruments &
Components ........................ 72,483,638 — — 72,483,638
Energy Equipment & Services ............. 109,232,550 — — 109,232,550
Entertainment ......................... 159,290,060 — — 159,290,060
Financial Services ...................... 198,663,384 — — 198,663,384
Food Products ........................ — 113,127,705 — 113,127,705
Ground Transportation .................. 108,066,458 — — 108,066,458
Health Care Equipment & Supplies ......... 291,610,742 — — 291,610,742
Health Care Providers & Services .......... 55,855,235 — — 55,855,235
Household Products .................... 150,395,052 — — 150,395,052
Insurance ............................ 323,822,882 — — 323,822,882
Interactive Media & Services .............. 250,119,865 — — 250,119,865
Life Sciences Tools & Services ............ 173,026,667 — — 173,026,667
Machinery ............................ 166,303,480 — — 166,303,480
Metals & Mining ....................... 139,309,868 — — 139,309,868
Oil, Gas & Consumable Fuels ............. 276,498,059 — — 276,498,059
Personal Care Products ................. 134,752,439 — — 134,752,439
Pharmaceuticals ....................... 263,614,823 332,963,445 — 596,578,268
Professional Services ................... 170,838,514 — — 170,838,514
Retail REITs .......................... 133,207,197 — — 133,207,197
Semiconductors & Semiconductor Equipment . 108,699,958 — — 108,699,958
Software ............................. 241,338,482 — — 241,338,482
Specialized REITs ...................... 113,415,938 — — 113,415,938
Specialty Retail ........................ 141,094,987 — — 141,094,987
Tobacco ............................. — 120,586,239 — 120,586,239
Trading Companies & Distributors .......... 255,122,748 — — 255,122,748
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Preferred Stocks ......................... $ — $ — $ 14,116,549 $ 14,116,549
Warrants ............................... — — 2,640,630 2,640,630
Corporate Bonds ........................ — 43,295,585 — 43,295,585
Senior Floating Rate Interests ............... — 134,960,333 — 134,960,333
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 17,117,735 — — 17,117,735
Total Investments in Securities ........... $6,180,712,050 $744,933,307
g
$32,092,814 $6,957,738,171
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $805,815,299, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $4,792,660,622, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $1,110,207,290, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $754,006,532, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $566,677,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2025, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Communications
Equipment ....... $ 55,505,900 $ — $ — $ — $ — $ — $ — $ (30,728,429) $ 24,777,471 $ (30,728,429)
Diversified
Telecommunication
Services ........ 30,751,158 10,667,194 (28,826,078) — — — 14,804,896 (15,674,243) 11,722,927 1,055,733
Media ........... 26 — (35) — — — (169) 178 — —
Preferred Stocks :
Diversified
Telecommunication
Services ........ — 9,523,836 — — — — — 1,267,193 10,791,029 1,267,193
Rights :
Media ........... — —
c
— — — — — 1,656,703 1,656,703 1,656,703
Warrants :
Diversified
Telecommunication
Services ........ — 1,603,618 — — — — — 414,939 2,018,557 414,939
Senior Floating Rate
Interests :
Wireless
Telecommunication
Services ........ 132,200,409 11,651,148 — — — 387,708 — (563,524) 143,675,741 (563,524)
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $218,457,493 $33,445,796 $(28,826,113) $— $— $387,708 $14,804,727 $(43,627,183) $194,642,428 $(26,897,385)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2025, are as follows:
14. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $24,777,471 Market comparables Discount for lack of marketability
5.6% Decrease
EV / EBITDA multiple 7.8x Increase
EV / revenue multiple 1.6x Increase
Senior Floating Rate Interests:
Wireless Telecommunication Services 143,675,741 Discounted cash flow Discount rate 10.3% - 11.8%
(11.5%)
Decrease
All Other Investments . . . . . . . . . 26,189,216
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $194,642,428
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Shareholders and the Board of Trustees of Franklin Mutual Series Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Mutual Series Funds (the “Trust”)
(comprising Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Value
Fund, Franklin Mutual Quest Fund, and Franklin Mutual Shares Fund (collectively referred to as the “Funds”)), including the schedules of investments as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin
Mutual Series Funds at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 19, 2026

Franklin Mutual Series Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2025:
Pursuant to:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $156,446,820 $755,173,632 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $28,477,665 $57,505,282 $337,867
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $66,550,451 $221,781,901 $30,404,434
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $29,933,026 $72,262,502 —
Section 163(j) Interest Dividends Earned §163(j) $1,182,828 $32,278,678 $1,047,903
Interest Earned from Federal Obligations Note (1) $742,944 $3,852,411 $530,286
Pursuant to:
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $365,901,516
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $22,623,000 $102,327,364
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $51,406,326 $140,470,466
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — $44,424,755
Section 163(j) Interest Dividends Earned §163(j) $54,864,606 $25,727,807
Interest Earned from Federal Obligations Note (1) $2,184,327 $2,679,075
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Foreign Taxes Paid $9,136,300 $2,211,360
Foreign Source Income Earned $131,548,958 $27,622,026

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

MS-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Mutual Series Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026